M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Value (Note 1)
	Common Stocks—67.4%

	Australia—4.6%
3,859	AGL Energy Ltd.	$31,562
4,977	ALS Ltd.	49,617
101,642	AMP Ltd.	93,459
3,777	Ampol Ltd.	79,721
2,658	Ansell Ltd.	58,454
12,134	ANZ Group Holdings Ltd.	255,692
8,398	APA Group	45,054
2,749	ARB Corp. Ltd.†	90,275
4,576	Aristocrat Leisure Ltd.	185,388
978	ASX Ltd.	43,226
10,882	Atlas Arteria Ltd.	36,789
3,580	AUB Group Ltd.	76,182
31,634	Aurizon Holdings Ltd.	77,202
25,890	Bank of Queensland Ltd.†	110,616
87,244	Beach Energy Ltd.†	73,284
6,079	Bendigo & Adelaide Bank Ltd.	48,962
21,786	BHP Group Ltd.†	692,238
7,612	BHP Group Ltd., ADR	472,781
12,902	BHP Group Ltd., Class DI	398,977
5,245	BlueScope Steel Ltd.	80,500
13,591	Brambles Ltd.	178,809
3,529	Breville Group Ltd.†	83,294
3,417	Brickworks Ltd.†	68,957
3,952	Capricorn Metals Ltd.*	15,710
1,476	CAR Group Ltd.	38,225
22,133	Challenger Ltd.	99,461
18,979	Champion Iron Ltd.†	96,440
8,596	City Chic Collective Ltd.†, *	802
27,200	Cleanaway Waste Management Ltd.	55,286
370	Cochlear Ltd.	72,158
6,045	Codan Ltd.	67,369
9,946	Coles Group Ltd.	124,184
7,954	Commonwealth Bank of Australia	744,510
3,756	Computershare Ltd.	65,619
16,210	Coronado Global Resources, Inc., CDI#	13,504
1,547	Corporate Travel Management Ltd.†	13,797
765	CSL Ltd.	151,409
1,480	Dicker Data Ltd.†	9,618
1,695	Domino's Pizza Enterprises Ltd.†	41,542
25,989	Downer EDI Ltd.	98,462
3,054	Eagers Automotive Ltd.†	23,056
19,239	Emerald Resources NL†, *	51,341
12,518	Endeavour Group Ltd.	43,445
26,880	Evolution Mining Ltd.	86,227
6,090	Flight Centre Travel Group Ltd.†	94,101
14,861	Fortescue Ltd.†	212,470
145	Gold Road Resources Ltd.	171
11,113	GrainCorp Ltd., Class A	70,683
10,061	Harvey Norman Holdings Ltd.†	34,431
1,600	HUB24 Ltd.	64,567
2,262	IDP Education Ltd.†	24,865
6,212	IGO Ltd.†	25,167
7,978	Iluka Resources Ltd.	38,444

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Value (Note 1)
	Australia (Continued)
18,669	Incitec Pivot Ltd.	$40,140
21,084	Insurance Australia Group Ltd.	107,282
1,024	IRESS Ltd.*	7,023
4,226	James Hardie Industries PLC, CDI*	167,790
1,986	JB Hi-Fi Ltd.	109,759
15,241	Lendlease Corp. Ltd.	74,812
14,208	Lottery Corp. Ltd.	50,292
2,708	Lovisa Holdings Ltd.†	67,398
8,824	Lynas Rare Earths Ltd.*	48,926
892	Macquarie Group Ltd.	143,299
361	Macquarie Technology Group Ltd.*	20,757
16,327	Medibank Pvt Ltd.	41,200
38,904	Metcash Ltd.	96,289
1,895	Mineral Resources Ltd.†	68,178
20,266	National Australia Bank Ltd.	523,307
4,471	Netwealth Group Ltd.	76,843
27,710	New Hope Corp. Ltd.†	99,810
3,668	NEXTDC Ltd.*	44,378
16,970	nib holdings Ltd.	69,689
76,777	Nickel Industries Ltd.	49,099
30,345	Nine Entertainment Co. Holdings Ltd.	26,329
5,875	Northern Star Resources Ltd.	64,865
11,530	oOh!media Ltd.†	10,482
6,210	Orica Ltd.	79,640
8,647	Origin Energy Ltd.	59,841
23,252	Orora Ltd.	43,885
6,506	Paladin Energy Ltd.*	51,951
2,144	Perpetual Ltd.	27,600
68,759	Perseus Mining Ltd.	124,070
4,897	PEXA Group Ltd.*, †	50,106
28,614	Pilbara Minerals Ltd.†, *	64,688
1,933	Pinnacle Investment Management Group Ltd.	24,122
2,408	Premier Investments Ltd.	51,275
573	Pro Medicus Ltd.†	70,613
7,109	PSC Insurance Group Ltd.	30,324
5,039	Qantas Airways Ltd.*	25,849
13,764	QBE Insurance Group Ltd.	157,390
9,918	Qube Holdings Ltd.	27,084
48,600	Ramelius Resources Ltd.†	73,919
1,820	Ramsay Health Care Ltd.	52,369
355	REA Group Ltd.†	49,331
2,536	Reece Ltd.†	49,968
29,575	Reliance Worldwide Corp. Ltd.	120,022
3,221	Rio Tinto Ltd.†	287,552
20,484	Sandfire Resources Ltd.†, *	153,512
40,802	Santos Ltd.	198,023
2,959	SEEK Ltd.†	50,836
2,649	Seven Group Holdings Ltd.	78,530
57,922	Sigma Healthcare Ltd.†	57,664
3,115	Sims Ltd.†	27,264
3,263	Sonic Healthcare Ltd.	61,427
31,643	South32 Ltd.	82,474
8,695	Steadfast Group Ltd.	34,084
8,934	Suncorp Group Ltd.	111,733

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Value (Note 1)
	Australia (Continued)
9,441	Super Retail Group Ltd.†	$118,596
3,536	Technology One Ltd.	58,328
24,644	Telstra Group Ltd.	66,106
2,964	TPG Telecom Ltd.†	10,082
10,038	Transurban Group	91,119
3,558	Treasury Wine Estates Ltd.	29,518
3,389	Tuas Ltd.*	12,676
154,114	Vault Minerals Ltd.*	34,628
30,432	Ventia Services Group Pty. Ltd.	95,728
14,458	Viva Energy Group Ltd.#	29,287
11,024	Webjet Group Ltd.*	7,621
11,024	Webjet Ltd.†, *	56,018
6,549	Wesfarmers Ltd.	318,883
2,636	West African Resources Ltd.*	3,162
15,208	Westpac Banking Corp.	333,506
14,291	Whitehaven Coal Ltd.	71,334
679	WiseTech Global Ltd.†	64,401
22,948	Woodside Energy Group Ltd.†	399,766
1,661	Woodside Energy Group Ltd., ADR	28,636
5,982	Woolworths Group Ltd.†	137,717
3,162	Worley Ltd.	32,419
784	Xero Ltd.*	80,999
6,051	Yancoal Australia Ltd.†	25,644
		12,299,370
	Austria—0.4%
1,865	ANDRITZ AG	132,139
2,872	BAWAG Group AG#	222,349
1,363	CA Immobilien Anlagen AG	40,753
2,017	Erste Group Bank AG	110,577
2,065	OMV AG	88,176
3,082	Raiffeisen Bank International AG	61,273
263	Strabag SE, Bearer Shares	10,978
3,952	Telekom Austria AG	38,713
470	Verbund AG	38,977
1,541	Vienna Insurance Group AG Wiener Versicherung Gruppe	51,204
3,281	voestalpine AG	85,389
3,461	Wienerberger AG	114,422
		994,950
	Belgium—0.7%
831	Ackermans & van Haaren NV	176,403
6,673	Ageas SA	355,952
5,257	Anheuser-Busch InBev SA	347,482
69	Argenx SE*	37,298
1,973	Azelis Group NV†	43,244
1,485	Colruyt Group NV	69,130
174	D'ieteren Group	36,781
224	Deme Group NV	36,404
547	Elia Group SA	62,533
2,078	Euronav NV	34,536
32	Gimv NV	1,494
3,331	KBC Group NV	264,818

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Value (Note 1)
	Belgium (Continued)
6	Lotus Bakeries NV	$80,414
490	Melexis NV†	40,445
1,947	Solvay SA†	76,289
1,351	Syensqo SA§	119,723
517	UCB SA	93,231
2,988	Umicore SA	38,782
191	VGP NV	19,560
		1,934,519
	Canada—7.5%
3,137	Agnico Eagle Mines Ltd.	252,709
1,100	Air Canada*	13,331
3,797	Alamos Gold, Inc., Class A	75,682
5,239	Algonquin Power & Utilities Corp.†	28,553
3,609	Algonquin Power & Utilities Corp.	19,720
5,591	Alimentation Couche-Tard, Inc.	309,098
3,374	AltaGas Ltd.	83,524
785	Altus Group Ltd.	31,860
549	Andlauer Healthcare Group, Inc.	15,831
9,336	ARC Resources Ltd.	157,803
2,528	Aritzia, Inc.*	95,011
2,100	Atco Ltd., Class I	74,376
26,500	Athabasca Oil Corp.*	94,052
1,848	AtkinsRealis Group, Inc.	75,084
553	ATS Corp.*	16,045
205	ATS Corp.*, †	5,955
17,621	B2Gold Corp.†	54,273
12,321	B2Gold Corp.	38,080
5,072	Bank of Montreal	457,657
7,101	Bank of Nova Scotia	386,907
8,603	Barrick Gold Corp.	171,113
1,119	Bausch & Lomb Corp.*	21,586
5,083	Bausch Health Cos., Inc.*	41,485
34,353	Baytex Energy Corp.	102,618
708	BCE, Inc.	24,615
1,128	Bombardier, Inc., Class B*	85,831
3,362	Boralex, Inc., Class A	89,441
667	Boyd Group Services, Inc.	101,082
1,680	Brookfield Corp.	89,226
704	Brookfield Corp.†	37,418
354	Brookfield Infrastructure Corp., Class A†	15,374
600	Brookfield Wealth Solutions Ltd.†, *	31,896
940	BRP, Inc.	55,958
2,527	CAE, Inc.†, *	47,381
902	Cameco Corp.	43,091
6,281	Canadian Imperial Bank of Commerce	385,280
2,955	Canadian National Railway Co.	346,075
18,184	Canadian Natural Resources Ltd.	603,825
1,042	Canadian Pacific Kansas City Ltd.†	89,133
846	Canadian Tire Corp. Ltd., Class A	101,392
1,300	Canadian Utilities Ltd., Class A	34,517
1,880	Canadian Western Bank	74,827
3,394	Capital Power Corp.	123,393
16,865	Capstone Copper Corp.*	131,807

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Value (Note 1)
	Canada (Continued)
1,524	CCL Industries, Inc., Class B	$92,908
4,879	Celestica, Inc.*	249,421
12,642	Cenovus Energy, Inc.	211,468
1,850	CGI, Inc.*	212,805
4,510	CI Financial Corp.	61,392
740	Cogeco Communications, Inc.	39,122
514	Colliers International Group, Inc.	78,015
122	Constellation Software, Inc.	396,909
2,623	Definity Financial Corp.	105,719
7,600	Denison Mines Corp.*	13,824
511	Descartes Systems Group, Inc.*	52,613
2,540	Dollarama, Inc.	260,188
9,286	Dundee Precious Metals, Inc.	94,065
9,101	Eldorado Gold Corp.*	158,131
2,063	Emera, Inc.	81,287
2,538	Empire Co. Ltd., Class A	77,560
3,107	Enbridge, Inc.†	126,175
5,120	Enbridge, Inc.	207,988
6,178	Endeavour Mining PLC	146,816
1,100	EQB, Inc.	84,791
3,881	Equinox Gold Corp.†, *	23,635
700	ERO Copper Corp.*	15,584
2,700	ERO Copper Corp.†, *	60,129
1,229	Exchange Income Corp.	46,726
312	Fairfax Financial Holdings Ltd.	393,947
5,898	Finning International, Inc.	193,584
9,374	First Majestic Silver Corp.†	56,244
3,171	First Quantum Minerals Ltd.*	43,235
347	FirstService Corp.	63,401
2,703	Fortis, Inc.	122,814
10,041	Fortuna Mining Corp.*	46,699
10,100	Fortuna Mining Corp.†, *	46,763
656	Franco-Nevada Corp.	81,498
645	George Weston Ltd.	108,259
1,368	GFL Environmental, Inc.	54,556
6,200	Gibson Energy, Inc.	101,817
2,776	Gildan Activewear, Inc.	130,755
1,643	Great-West Lifeco, Inc.	56,028
1,700	Heroux-Devtek, Inc.*	40,349
23,043	Hudbay Minerals, Inc.	211,824
1,698	Hydro One Ltd.#	58,858
1,615	iA Financial Corp., Inc.	133,862
3,400	IAMGOLD Corp.*	17,824
21,700	IAMGOLD Corp.†, *	113,491
1,311	IGM Financial, Inc.	39,336
777	Imperial Oil Ltd.†	54,740
1,034	Imperial Oil Ltd.	72,746
788	Intact Financial Corp.	151,313
1,068	Ivanhoe Mines Ltd., Class A*	15,888
2,348	Keyera Corp.	73,212
18,607	Kinross Gold Corp.	174256
200	Lassonde Industries, Inc., Class A	26,212
4,710	Lightspeed Commerce, Inc.†, *	77,668
2,489	Linamar Corp.	116,127

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Value (Note 1)
	Canada (Continued)
1,153	Loblaw Cos. Ltd.	$153,523
4,000	Lundin Gold, Inc.	86,510
7,550	Lundin Mining Corp.	79,103
3,172	Magna International, Inc.	130,121
4,204	Manulife Financial Corp.	124,244
2,166	Maple Leaf Foods, Inc.	35,474
15,052	MEG Energy Corp.	282,799
3,636	Methanex Corp.	150,290
1,582	Metro, Inc.	100,000
3,940	National Bank of Canada	372,136
33,488	New Gold, Inc.*	96,718
1,400	North West Co., Inc.	53,135
9,193	Northland Power, Inc.	158,581
5,933	Nutrien Ltd.	285,135
385	Nuvei Corp.†	12,840
8,000	NuVista Energy Ltd.*	65,777
40,400	OceanaGold Corp.	114,409
1,764	Open Text Corp.	58,716
1,875	Osisko Gold Royalties Ltd.	34,729
2,072	Pan American Silver Corp.	43,265
4,147	Paramount Resources Ltd., Class A	80,797
6,127	Parkland Corp.	157,926
2,049	Pembina Pipeline Corp.	84,463
11,030	Peyto Exploration & Development Corp.	125,596
1,500	Premium Brands Holdings Corp.	106,218
7,464	Primo Water Corp.	188,423
2,652	Quebecor, Inc., Class B	69,239
1,095	RB Global, Inc.	88,133
422	Restaurant Brands International, Inc.†	30,435
1,200	Restaurant Brands International, Inc.	86,590
1,645	Richelieu Hardware Ltd.	48,774
3,843	Rogers Communications, Inc., Class B	154,521
8,676	Royal Bank of Canada	1,082,856
3,340	Russel Metals, Inc.	101,352
10,574	Sandstorm Gold Ltd.	63,444
2,504	Saputo, Inc.	54,044
8,205	Secure Energy Services, Inc.	74,197
700	Shopify, Inc., Class A*	56,080
400	Spin Master Corp.#	9,035
900	Stantec, Inc.	72,373
1,800	Stella-Jones, Inc.	118,172
122	Strathcona Resources Ltd.	2,431
4,366	Sun Life Financial, Inc.	253,260
15,768	Suncor Energy, Inc.	582,082
17,204	Tamarack Valley Energy Ltd.	49,738
7,999	TC Energy Corp.	380,318
5,557	Teck Resources Ltd., Class B	290,271
640	TFI International, Inc.	87,663
527	Thomson Reuters Corp.	89,899
1,730	TMX Group Ltd.	54,224
5,500	Torex Gold Resources, Inc.*	104,961
656	Toromont Industries Ltd.	64,036
4,896	Toronto-Dominion Bank†	309,721
7,806	Toronto-Dominion Bank	493,600

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Value (Note 1)
	Canada (Continued)
3,337	Tourmaline Oil Corp.	$154,976
3,838	TransAlta Corp.	39,786
1,600	Triple Flag Precious Metals Corp.	25,888
30,569	Veren, Inc.	188,030
4,544	Vermilion Energy, Inc.	44,372
176	Victoria Gold Corp./Vancouver*, §	62
787	Waste Connections, Inc.	140,712
570	West Fraser Timber Co. Ltd.	55,535
946	Wheaton Precious Metals Corp.	57,776
33,764	Whitecap Resources, Inc.	252,147
1,581	Winpak Ltd.	55,539
822	WSP Global, Inc.	146,039
		20,121,731
	Denmark—2.2%
5,110	ALK-Abello AS*	131,097
8,077	Ambu AS, Class B*	158,186
15	AP Moller - Maersk AS, Class A	24,304
30	AP Moller - Maersk AS, Class B	50,444
1,214	Carlsberg AS, Class B	144,595
610	Coloplast AS, Class B	79,705
4,232	Danske Bank AS	127,341
4,231	Demant AS*	165,284
1,164	DSV AS	240,307
348	Genmab AS*	84,187
5,034	GN Store Nord AS*	112,572
8,387	H Lundbeck AS	54,230
4,236	H Lundbeck AS, Class A	23,342
5,888	ISS AS	117,733
1,781	Jyske Bank AS, Registered	138,697
2,216	NKT AS*	209,305
20,596	Novo Nordisk AS, Class B	2,419,893
2,597	Novonesis (Novozymes) B, Class B	187,003
723	Orsted AS*, #	48,066
1,637	Pandora AS	269,511
987	Ringkjoebing Landbobank AS	155,643
158	Rockwool AS, Class A	73,496
463	Rockwool AS, Class B	217,376
1,860	Royal Unibrew AS*	156,237
1,028	Sampo OYJ, Class A*	47,811
2,364	TORM PLC, Class A	80,347
2,761	Tryg AS	65,473
4,343	Vestas Wind Systems AS*	95,887
881	Zealand Pharma AS*	106,958
		5,785,030
	Finland—1.0%
3,577	Elisa OYJ	189,610
3,644	Finnair OYJ†, *	10,354
6,074	Fortum OYJ†	100,033
2,640	Huhtamaki OYJ†	102,502
844	Kalmar OYJ , Class B*	27,372
4,001	Kemira OYJ	99,852
2,475	Kesko OYJ, Class A	52,456

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Value (Note 1)
	Finland (Continued)
8,405	Kesko OYJ, Class B†	$179,308
2,114	Kojamo OYJ*	24,215
2,610	Kone OYJ, Class B	156,016
2,574	Konecranes OYJ	193,118
20,302	Metso OYJ	216,952
2,807	Neste OYJ†	54,462
14,164	Nokia OYJ	61,868
21,352	Nokia OYJ, ADR	93,308
29,644	Nordea Bank Abp	349,451
727	Orion OYJ, Class A	39,694
3,470	Orion OYJ, Class B	190,119
2,463	Sampo OYJ, Class A	114,877
5,416	Stora Enso OYJ, Class R	69,331
2,814	UPM-Kymmene OYJ	94,191
4,926	Valmet OYJ†	157,702
4,259	Wartsila OYJ Abp	95,292
		2,672,083
	France—5.5%
2,982	Accor SA	129,457
181	Aeroports de Paris SA	23,231
971	Air France-KLM†, *	9,747
1,619	Air Liquide SA	312,247
1,951	Airbus SE	284,978
10,637	Alstom SA*	220,649
866	Alten SA	96,495
514	Amundi SA#	38,363
2,048	Arkema SA	194,917
1,585	Atos SE†, *	1,251
3,777	AXA SA	145,177
4,246	Ayvens SA†, #	29,942
393	BioMerieux	47,072
4,454	BNP Paribas SA	305,163
5,145	Bollore SE	34,277
3,160	Bouygues SA	105,738
4,210	Bureau Veritas SA	139,560
899	Capgemini SE	194,090
6,781	Carrefour SA	115,564
3,959	Cie de Saint-Gobain SA	360,137
7,397	Cie Generale des Etablissements Michelin SCA	300,210
3,850	Clariane SE†, *	7,350
4,277	Credit Agricole SA	65,344
2,681	Danone SA	194,998
150	Dassault Aviation SA	30,890
1,320	Dassault Systemes SE	52,353
1,478	Edenred SE	55,971
1,145	Eiffage SA	110,428
8,496	Elis SA†	177,230
15,406	Engie SA	266,070
228	Eramet SA†	17,969
556	EssilorLuxottica SA	131,580
1,296	Eurofins Scientific SE	82,086
717	Euronext NV#	77,778
1,133	Gaztransport Et Technigaz SA	159,794

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Value (Note 1)
	France (Continued)
10,520	Getlink SE	$187,599
155	Hermes International SCA	380,619
89	ID Logistics Group SACA*, †	37,548
290	Interparfums SA†	14,640
339	Ipsen SA	41,698
3,076	JCDecaux SE*	68,823
570	Kering SA	162,970
702	L'Oreal SA	314,174
2,974	La Francaise des Jeux SAEM#	122,290
1,669	Legrand SA	191,916
2,346	LVMH Moet Hennessy Louis Vuitton SE	1,797,982
1,147	Neoen SA#	49,794
1,109	Nexans SA	162,458
25,581	Orange SA	292,870
474	Pernod Ricard SA	71,547
579	Pluxee NV*	12,206
1,449	Publicis Groupe SA	158,392
1,544	Renault SA	67,012
10,305	Rexel SA	297,902
2,456	Rubis SCA	67,035
1,353	Safran SA	317,936
2,805	Sanofi SA	321,293
124	Sartorius Stedim Biotech	25,915
1,758	Schneider Electric SE	462,224
6,876	SCOR SE	153,540
1,311	SEB SA	149,582
4,891	Societe Generale SA	121,683
841	Sodexo SA	68,948
361	SOITEC*	36,005
646	Sopra Steria Group	135,477
5,001	SPIE SA	190,943
6,426	STMicroelectronics NV	190,823
5,533	Technip Energies NV	133,159
2,304	Teleperformance SE	238,517
894	Thales SA	141,859
31,242	TotalEnergies SE†	2,034,455
11,692	Vallourec SACA*	176,808
3,558	Veolia Environnement SA	116,916
2,551	Verallia SA#	74,626
3,910	Vinci SA	456,786
95	Virbac SACA	40,502
6,270	Vivendi SE	72,447
2,202	Worldline SA*, #	16,026
		14,694,051
	Germany—4.4%
780	adidas AG	206,558
787	Allianz SE, Registered	258,434
1,264	Aurubis AG	92,652
7,886	BASF SE	417,452
10,754	Bayer AG, Registered	363,015
3,707	Bayerische Motoren Werke AG	326,732
2,899	Bechtle AG	129,468
325	Beiersdorf AG	48,894

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Value (Note 1)
	Germany (Continued)
2,005	Brenntag SE	$149,490
161	Carl Zeiss Meditec AG, Bearer Shares	12,751
6,184	Commerzbank AG	113,753
1,756	Continental AG	113,646
1,507	Covestro AG*, #	93,840
2,032	CTS Eventim AG & Co. KGaA	211,150
6,165	Daimler Truck Holding AG	230,788
11,971	Deutsche Bank AG, Registered	206,566
1,817	Deutsche Boerse AG	426,160
9,773	Deutsche Lufthansa AG, Registered	71,583
10,100	Deutsche Post AG	450,050
39,796	Deutsche Telekom AG, Registered	1,169,048
943	Deutsche Wohnen SE	26,085
1,544	DWS Group GmbH & Co. KGaA#	63,523
7,619	E.ON SE	113,265
2,482	Encavis AG*	48,073
2,371	Evonik Industries AG	55,425
655	Fielmann Group AG	33,831
1,717	Fraport AG Frankfurt Airport Services Worldwide*	95,659
3,419	Freenet AG	101,693
2,203	Fresenius Medical Care AG	93,652
3,220	Fresenius SE & Co. KGaA*	122,692
861	FUCHS SE	32,299
5,583	GEA Group AG	273,199
1,230	Gerresheimer AG	109,534
733	Hamburger Hafen und Logistik AG	13,218
202	Hannover Rueck SE	57,586
188	Hapag-Lloyd AG#	34,069
1,620	Heidelberg Materials AG	176,002
385	Hella GmbH & Co. KGaA	36,771
711	Henkel AG & Co. KGaA	60,427
1,726	Hensoldt AG	56,601
324	HOCHTIEF AG	39,889
10,112	Infineon Technologies AG	354,119
3,794	KION Group AG	149,124
919	Knorr-Bremse AG	81,685
593	Krones AG	85,153
2,150	LEG Immobilien SE	224,441
10,060	Mercedes-Benz Group AG	649,948
166	Merck KGaA	29,196
142	MTU Aero Engines AG	44,259
826	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	454,490
671	Nemetschek SE	69,464
2,001	Nordex SE*	31,006
3,117	Puma SE	130,113
695	Qiagen NV*	31,309
54	Rational AG	55,001
431	Rheinmetall AG	233,359
1,496	RTL Group SA	50,708
2,202	SAP SE	501,016
3,673	Siemens AG, Registered	741,426
1,155	Siemens Energy AG*	42,518
1,781	Siemens Healthineers AG#	106,778
337	Sixt SE	24,609

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Value (Note 1)
	Germany (Continued)
1,184	Stroeer SE & Co. KGaA	$75,717
459	Symrise AG	63,407
1,209	TAG Immobilien AG*	22,354
1,019	Talanx AG	85,753
14,859	TUI AG*	113,136
6,141	United Internet AG, Registered	126,258
418	Volkswagen AG	46,669
4,135	Vonovia SE	150,652
615	Wacker Chemie AG	60,654
5,328	Zalando SE*, #	175,672
		11,745,517
	Hong Kong—1.2%
61,800	AIA Group Ltd.	553,699
7,000	ASMPT Ltd.	85,543
44,640	Bank of East Asia Ltd.	57,423
28,000	BOC Hong Kong Holdings Ltd.	89,685
9,600	Budweiser Brewing Co. APAC Ltd.#	12,917
26,181	Cathay Pacific Airways Ltd.	28,121
20,400	Chow Tai Fook Jewellery Group Ltd.	22,962
10,906	CK Asset Holdings Ltd.	47,979
13,000	CK Hutchison Holdings Ltd.	74,751
6,000	CK Infrastructure Holdings Ltd.	41,061
6,500	CLP Holdings Ltd.	57,568
8,000	Cowell e Holdings, Inc.*	23,309
17,600	ESR Group Ltd.#	28,074
62,947	Far East Consortium International Ltd.	9,798
98,000	First Pacific Co. Ltd.	54,207
127,000	FIT Hon Teng Ltd.*, #	39,698
5,000	Galaxy Entertainment Group Ltd.	25,116
20,000	Hang Lung Group Ltd.	27,014
69,479	Hang Lung Properties Ltd.	67,836
3,800	Hang Seng Bank Ltd.	47,782
8,500	Henderson Land Development Co. Ltd.	27,116
24,500	HK Electric Investments & HK Electric Investments Ltd.	16,640
19,200	HKR International Ltd.*	2,816
48,000	HKT Trust & HKT Ltd.	61,437
68,457	Hong Kong & China Gas Co. Ltd.	56,359
6,606	Hong Kong Exchanges & Clearing Ltd.	277,196
14,179	Hongkong & Shanghai Hotels Ltd.	10,451
10,000	Hysan Development Co. Ltd.	17,289
13,000	Kerry Logistics Network Ltd.	14,482
26,500	Kerry Properties Ltd.	56,451
9,991	Kowloon Development Co. Ltd.	5,025
64,000	Man Wah Holdings Ltd.	53,183
16,000	MGM China Holdings Ltd.	25,521
6,185	MTR Corp. Ltd.	23,351
28,188	NagaCorp Ltd.*	13,525
50,000	New World Development Co. Ltd.	62,067
44,000	NewOcean Energy Holdings Ltd.*, §	—
127,000	Pacific Basin Shipping Ltd.	40,352
107,789	PCCW Ltd.	59,206
6,000	Power Assets Holdings Ltd.	38,436
4,800	PRADA SpA	37,047

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Value (Note 1)
	Hong Kong (Continued)
19,200	Samsonite International SA#	$52,854
9,600	Sands China Ltd.*	24,599
22,000	Shandong Hi-Speed Holdings Group Ltd.*	18,367
44,000	Shangri-La Asia Ltd.	31,922
21,000	SITC International Holdings Co. Ltd.	56,729
96,250	SJM Holdings Ltd.*	38,258
10,500	Stella International Holdings Ltd.	19,828
5,500	Sun Hung Kai Properties Ltd.	60,527
4,500	Swire Pacific Ltd., Class A	38,436
15,000	Swire Pacific Ltd., Class B	20,299
6,200	Swire Properties Ltd.	12,745
10,000	Techtronic Industries Co. Ltd.	151,920
7,983	Transport International Holdings Ltd.	8,677
52,000	United Laboratories International Holdings Ltd.	67,560
5,400	VTech Holdings Ltd.	37,719
88,826	WH Group Ltd.#	70,386
12,000	Wharf Real Estate Investment Co. Ltd.	42,450
27,200	Wynn Macau Ltd.	23,653
67,174	Xinyi Glass Holdings Ltd.	80,016
35,500	Yue Yuen Industrial Holdings Ltd.	67,768
29,000	Zensun Enterprises Ltd.*, §	463
		3,217,669
	Ireland—0.2%
23,256	AIB Group PLC	133,191
14,825	Bank of Ireland Group PLC	165,520
9,232	Glanbia PLC	162,473
602	Kerry Group PLC, Class A	62,421
1,085	Kingspan Group PLC	101,875
		625,480
	Israel—0.6%
182	AFI Properties Ltd.*	8,417
162	Africa Israel Residences Ltd.	10,538
734	Airport City Ltd.*	11,014
160	Alrov Properties & Lodgings Ltd.*	5,674
2,317	Amot Investments Ltd.	10,000
471	Ashtrom Group Ltd.*	6,540
2,639	Azorim-Investment Development & Construction Co. Ltd.*	12,388
154	Azrieli Group Ltd.	10,716
10,509	Bank Hapoalim BM	105,121
16,904	Bank Leumi Le-Israel BM	165,236
353	Bet Shemesh Engines Holdings 1997 Ltd.*	23,626
22,557	Bezeq The Israeli Telecommunication Corp. Ltd.	25,934
92	Big Shopping Centers Ltd.*	10,239
124	Blue Square Real Estate Ltd.	9,689
63	Brack Capital Properties NV*	4,994
506	Camtek Ltd.	40,693
5,502	Cellcom Israel Ltd.*	24,648
1,006	Clal Insurance Enterprises Holdings Ltd.*	17,079
142	Danel Adir Yeoshua Ltd.	12,989
260	Delek Automotive Systems Ltd.	1,497
153	Delek Group Ltd.	17,894
611	Delta Galil Ltd.	27,617

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Value (Note 1)
	Israel (Continued)
7,604	Doral Group Renewable Energy Resources Ltd.*	$30,025
96	Elbit Systems Ltd.	19,210
30	Electra Ltd.	11,950
986	Electra Real Estate Ltd.	11,360
4,030	Energix-Renewable Energies Ltd.	14,572
899	Enlight Renewable Energy Ltd.*	15,082
567	Equital Ltd.*	19,077
166	Fattal Holdings 1998 Ltd.*	18,983
699	First International Bank of Israel Ltd.	28,895
153	Formula Systems 1985 Ltd.	12,243
122	Formula Systems 1985 Ltd., ADR†	9,760
294	Fox Wizel Ltd.	22,200
1,517	Gav-Yam Lands Corp. Ltd.	12,554
2,147	Harel Insurance Investments & Financial Services Ltd.	20,843
313	Hilan Ltd.	16,423
8,898	ICL Group Ltd.	37,903
1	Isracard Ltd.	2
2,814	Israel Canada T.R Ltd.	10,364
16,353	Israel Discount Bank Ltd., Class A	91,462
50	Isras Investment Co. Ltd.	9,925
302	Kenon Holdings Ltd.	8,506
955	Kvutzat Acro Ltd.	11,528
521	Lapidoth Capital Ltd.	8,176
325	M Yochananof & Sons Ltd.	19,537
1,175	Matrix IT Ltd.	22,457
252	Mega Or Holdings Ltd.	6,456
526	Menora Mivtachim Holdings Ltd.	15,351
12,957	Migdal Insurance & Financial Holdings Ltd.	17,663
8,220	Mivne Real Estate KD Ltd.	21,036
1,572	Mizrahi Tefahot Bank Ltd.	61,355
2,988	Next Vision Stabilized Systems Ltd.	31,660
156	Nice Ltd.*	27,150
12	Nice Ltd., ADR†, *	2,084
215	Nova Ltd.*	44,871
130,510	Oil Refineries Ltd.	33,644
1,226	One Software Technologies Ltd.	16,539
1,134	OPC Energy Ltd.*	9,174
8,718	Partner Communications Co. Ltd.*	37,558
282	Paz Oil Co. Ltd.	29,646
3,099	Phoenix Financial Ltd.	34,915
497	Priortech Ltd.*	20,931
282	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	15,734
1,204	Retailors Ltd.	21,319
1,415	Shapir Engineering & Industry Ltd.*	8,123
5,468	Shikun & Binui Ltd.*	13,172
20,592	Shikun & Binui Soltec Renewable Energy*	12,141
2,661	Shufersal Ltd.	23,627
700	Strauss Group Ltd.	11,135
2,274	Tel Aviv Stock Exchange Ltd.	21,472
473	Teva Pharmaceutical Industries Ltd.*	8,411
1,022	Tower Semiconductor Ltd.*	45,234

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Value (Note 1)
	Israel (Continued)
171	YH Dimri Construction & Development Ltd.	$15,229
		1,651,210
	Italy—2.0%
62,353	A2A SpA	143,953
2,124	ACEA SpA	41,565
4,441	Amplifon SpA	127,592
4,544	Azimut Holding SpA	117,248
1,967	Banca Generali SpA	88,108
9,318	Banca Mediolanum SpA	117,415
39,576	Banca Monte dei Paschi di Siena SpA	228,288
14,817	Banca Popolare di Sondrio SpA	113,393
14,608	Banco BPM SpA	98,508
42,499	BPER Banca SpA	238,904
2,680	Brembo NV†	29,334
1,134	Brunello Cucinelli SpA	122,129
3,257	Buzzi SpA	129,794
3,914	Credito Emiliano SpA	44,266
4,038	Davide Campari-Milano NV†	34,161
80,669	Enel SpA	644,291
21,244	Eni SpA†	323,548
607	Ferrari NV	283,584
5,782	FinecoBank Banca Fineco SpA	98,957
2,518	Generali	72,736
30,199	Hera SpA	120,413
1,991	Infrastrutture Wireless Italiane SpA#	24,490
32,221	Intesa Sanpaolo SpA	137,639
17,564	Iren SpA	39,767
12,956	Italgas SpA	78,311
1,706	Leonardo SpA	38,019
3,294	Mediobanca Banca di Credito Finanziario SpA	56,192
1,371	Moncler SpA	87,020
20,578	Nexi SpA†, #, *	139,546
12,036	Pirelli & C SpA#	73,018
4,004	Poste Italiane SpA#	56,114
1,227	Prysmian SpA	89,052
570	Recordati Industria Chimica e Farmaceutica SpA	32,232
624	Reply SpA	93,911
38,184	Saipem SpA*	84,095
13,537	Snam SpA	68,879
756	SOL SpA†	30,043
16,483	Stellantis NV	227,662
5,817	Stellantis NV†	81,729
153,794	Telecom Italia SpA*	42,713
1,807	Tenaris SA	28,432
1,050	Tenaris SA, ADR	33,379
5,987	Terna - Rete Elettrica Nazionale	53,902
11,429	UniCredit SpA	500,809
7,073	Unipol Gruppo SpA	84,008
		5,399,149
	Japan—14.6%
2,500	77 Bank Ltd.	68,099
1,800	ABC-Mart, Inc.	38,198

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Value (Note 1)
	Japan (Continued)
1,200	Adastria Co. Ltd.	$27,845
3,100	ADEKA Corp.	62,906
4,000	Advantest Corp.	187,608
4,900	Aeon Co. Ltd.	132,928
1,100	Aeon Delight Co. Ltd.†	31,035
2,100	Aeon Mall Co. Ltd.	30,552
2,600	AGC, Inc.	84,065
1,300	Ai Holdings Corp.†	21,545
2,500	Aica Kogyo Co. Ltd.†	59,089
900	Ain Holdings, Inc.	34,027
3,100	Air Water, Inc.	43,386
5,100	Aisin Corp.†	55,959
2,300	Ajinomoto Co., Inc.	88,751
1,400	Alfresa Holdings Corp.	21,975
8,800	Alps Alpine Co. Ltd.†	94,536
2,700	Amada Co. Ltd.	27,380
1,900	Amano Corp.	56,924
1,100	Amvis Holdings, Inc.	14,741
1,600	ANA Holdings, Inc.	34,165
2,900	Anritsu Corp.†	21,933
1,800	Aozora Bank Ltd.†	33,364
1,000	Arata Corp.	25,257
1,900	Arcs Co. Ltd.	33,856
2,000	ARE Holdings, Inc.	25,257
1,600	Artience Co. Ltd.	43,082
2,200	As One Corp.	44,329
10,500	Asahi Group Holdings Ltd.	137,236
1,600	Asahi Intecc Co. Ltd.	28,065
15,000	Asahi Kasei Corp.	112,924
4,400	Asics Corp.	91,873
1,400	ASKUL Corp.	21,069
2,500	Astellas Pharma, Inc.†	28,648
4,200	AZ-COM MARUWA Holdings, Inc.	33,518
4,400	Azbil Corp.	35,528
3,500	Bandai Namco Holdings, Inc.	79,777
1,000	BayCurrent, Inc.	36,904
600	Belc Co. Ltd.	26,843
3,800	Bic Camera, Inc.†	41,854
900	BIPROGY, Inc.	30,433
4,300	Bridgestone Corp.	164,550
2,300	Brother Industries Ltd.†	44,488
1,800	Bunka Shutter Co. Ltd.	22,606
400	C Uyemura & Co. Ltd.	31,839
1,700	Calbee, Inc.	41,316
1,200	Canon Marketing Japan, Inc.	38,791
4,400	Canon, Inc.	143,978
2,200	Capcom Co. Ltd.	50,942
2,700	Casio Computer Co. Ltd.†	22,327
2,500	Central Japan Railway Co.	57,697
3,700	Chiba Bank Ltd.	29,670
3,800	Chubu Electric Power Co., Inc.	44,445
3,600	Chugai Pharmaceutical Co. Ltd.	173,632
5,900	Chugin Financial Group, Inc.†	58,661
6,100	Chugoku Electric Power Co., Inc.	41,466

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Value (Note 1)
	Japan (Continued)
8,700	Citizen Watch Co. Ltd.†	$55,145
1,300	CKD Corp.	26,638
2,600	Coca-Cola Bottlers Japan Holdings, Inc.	36,072
2,500	Colowide Co. Ltd.†	30,066
900	COMSYS Holdings Corp.	19,569
8,000	Concordia Financial Group Ltd.	44,084
1,000	Cosmo Energy Holdings Co. Ltd.	54,368
400	Cosmos Pharmaceutical Corp.	20,837
4,800	Create Restaurants Holdings, Inc.	37,672
1,700	Create SD Holdings Co. Ltd.	37,909
3,600	CyberAgent, Inc.	25,536
1,000	Dai-Dan Co. Ltd.	20,456
4,900	Dai-ichi Life Holdings, Inc.	125,530
9,700	Daicel Corp.	89,930
5,600	Daido Steel Co. Ltd.	54,724
2,700	Daifuku Co. Ltd.	51,877
700	Daihen Corp.†	31,755
1,900	Daiichi Sankyo Co. Ltd.	62,252
4,200	Daiichikosho Co. Ltd.	50,906
1,300	Daikin Industries Ltd.	181,579
300	Daikokutenbussan Co. Ltd.	24,463
4,000	Daio Paper Corp.†	25,220
2,280	Daiseki Co. Ltd.	59,409
2,800	Daishi Hokuetsu Financial Group, Inc.	45,801
600	Daito Trust Construction Co. Ltd.†	72,680
7,000	Daiwa House Industry Co. Ltd.	219,412
4,700	Daiwa Securities Group, Inc.†	32,865
4,300	Daiwabo Holdings Co. Ltd.	81,303
5,300	DCM Holdings Co. Ltd.	58,227
3,700	Denka Co. Ltd.†	57,987
8,600	Denso Corp.	127,182
900	Dentsu Group, Inc.	27,596
400	Dentsu Soken, Inc.	15,418
3,000	Dexerials Corp.	42,279
3,600	DIC Corp.	81,230
1,900	Dip Corp.	37,544
500	Disco Corp.	130,423
1,800	DMG Mori Co. Ltd.	37,772
2,500	Dowa Holdings Co. Ltd.	91,407
1,500	DTS Corp.	42,268
3,300	East Japan Railway Co.	65,403
5,500	Ebara Corp.	89,068
2,100	EDION Corp.†	26,841
600	Eisai Co. Ltd.	22,313
2,900	Elecom Co. Ltd.	29,277
1,700	Electric Power Development Co. Ltd.	28,328
700	en Japan, Inc.	11,845
37,400	ENEOS Holdings, Inc.	202,633
1,000	Exedy Corp.	22,230
8,600	EXEO Group, Inc.	93,076
2,300	Ezaki Glico Co. Ltd.	70,236
1,300	FANUC Corp.	37,899
1,000	Fast Retailing Co. Ltd.	329,936
2,400	Financial Partners Group Co. Ltd.	37,071

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Value (Note 1)
	Japan (Continued)
3,300	Food & Life Cos. Ltd.	$66,069
1,400	FP Corp.	27,893
900	Fuji Co. Ltd.	13,244
3,300	Fuji Corp.	52,373
1,400	Fuji Electric Co. Ltd.†	83,966
500	Fuji Kyuko Co. Ltd.	9,612
700	Fuji Oil Holdings, Inc.	15,444
700	Fuji Seal International, Inc.	12,303
600	Fuji Soft, Inc.	37,655
4,800	FUJIFILM Holdings Corp.	123,169
3,000	Fujikura Ltd.	100,567
900	Fujimi, Inc.†	14,841
1,300	Fujitsu General Ltd.	19,085
7,700	Fujitsu Ltd.	157,268
400	Fukuda Denshi Co. Ltd.	21,430
1,200	Fukuoka Financial Group, Inc.	30,650
500	Fukushima Galilei Co. Ltd.	19,029
600	Fukuyama Transporting Co. Ltd.	15,864
2,800	Furukawa Electric Co. Ltd.	70,290
1,300	Fuso Chemical Co. Ltd.	35,999
2,000	Future Corp.	25,326
3,000	Glory Ltd.†	53,394
700	GMO Payment Gateway, Inc.	42,860
400	Goldwin, Inc.	23,038
3,800	GS Yuasa Corp.	75,286
4,900	Gunma Bank Ltd.†	29,927
3,000	H.U. Group Holdings, Inc.†	55,345
3,400	H2O Retailing Corp.†	48,685
5,000	Hachijuni Bank Ltd.	29,240
2,800	Hakuhodo DY Holdings, Inc.	22,774
1,800	Hamamatsu Photonics KK†	23,489
1,900	Hankyu Hanshin Holdings, Inc.	58,457
1,500	Hanwa Co. Ltd.	51,870
800	Harmonic Drive Systems, Inc.	19,676
3,500	Haseko Corp.†	45,599
6,300	Hazama Ando Corp.†	49,050
2,300	Heiwa Corp.	33,958
600	Heiwa Real Estate Co. Ltd.	17,033
700	Heiwado Co. Ltd.	11,640
12,900	Hino Motors Ltd.*	41,565
10,000	Hirogin Holdings, Inc.†	76,953
200	Hirose Electric Co. Ltd.	25,340
1,000	HIS Co. Ltd.*	11,710
1,600	Hitachi Construction Machinery Co. Ltd.†	38,640
27,000	Hitachi Ltd.	710,294
7,000	Hitachi Zosen Corp.	48,266
6,200	Hokkaido Electric Power Co., Inc.†	41,641
3,000	Hokuetsu Corp.†	32,729
1,800	Hokuhoku Financial Group, Inc.	19,569
2,300	Hokuriku Electric Power Co.†	14,799
30,900	Honda Motor Co. Ltd.	324,103
939	Honda Motor Co. Ltd., ADR	29,794
400	Horiba Ltd.	26,005
600	Hoshizaki Corp.	20,806

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Value (Note 1)
	Japan (Continued)
2,500	House Foods Group, Inc.	$52,983
2,000	Hoya Corp.	275,317
4,400	Hulic Co. Ltd.	44,528
8,400	Hyakugo Bank Ltd.	31,852
700	Ibiden Co. Ltd.†	21,552
3,300	Ichibanya Co. Ltd.†	23,902
6,100	Ichigo, Inc.	15,576
10,500	Idemitsu Kosan Co. Ltd.	75,102
500	IHI Corp.†	25,893
1,100	Iida Group Holdings Co. Ltd.†	16,922
4,200	Iino Kaiun Kaisha Ltd.†	36,674
1,900	Inaba Denki Sangyo Co. Ltd.	50,631
900	Inabata & Co. Ltd.	20,852
9,012	INFRONEER Holdings, Inc.	73,519
13,200	Inpex Corp.	177,990
1,200	Internet Initiative Japan, Inc.	25,215
1,500	Isetan Mitsukoshi Holdings Ltd.†	23,232
6,200	Isuzu Motors Ltd.	83,299
1,900	Ito En Ltd.	45,119
5,000	ITOCHU Corp.†	267,107
2,700	Itochu Enex Co. Ltd.	29,268
680	Itoham Yonekyu Holdings, Inc.	18,286
2,800	Iwatani Corp.	40,210
4,100	Iyogin Holdings, Inc.	38,768
1,900	Izumi Co. Ltd.	46,890
3,500	J. Front Retailing Co. Ltd.	37,660
4,100	JAC Recruitment Co. Ltd.	21,794
1,400	Japan Airlines Co. Ltd.	24,523
1,200	Japan Airport Terminal Co. Ltd.	43,024
1,800	Japan Aviation Electronics Industry Ltd.†	31,848
2,200	Japan Elevator Service Holdings Co. Ltd.	47,605
7,200	Japan Exchange Group, Inc.	92,952
1,200	Japan Material Co. Ltd.	15,471
7,800	Japan Post Holdings Co. Ltd.	74,133
1,000	Japan Post Insurance Co. Ltd.	18,118
3,000	Japan Securities Finance Co. Ltd.	39,972
1,000	Japan Steel Works Ltd.	34,956
5,800	Japan Tobacco, Inc.	168,643
1,000	Jeol Ltd.†	38,678
6,200	JFE Holdings, Inc.†	82,760
2,600	Joyful Honda Co. Ltd.	37,682
7,200	JTEKT Corp.	51,173
1,300	Juroku Financial Group, Inc.	35,728
2,000	Justsystems Corp.	49,817
10,400	JVCKenwood Corp.	97,325
6,900	K's Holdings Corp.	74,053
800	Kadokawa Corp.	17,778
2,000	Kaga Electronics Co. Ltd.	38,963
2,900	Kagome Co. Ltd.	64,729
2,200	Kajima Corp.†	40,954
1,500	Kakaku.com, Inc.	26,003
1,500	Kamigumi Co. Ltd.	34,013
4,300	Kandenko Co. Ltd.	66,598
2,000	Kaneka Corp.	54,298

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Value (Note 1)
	Japan (Continued)
4,100	Kanematsu Corp.	$69,006
4,100	Kansai Electric Power Co., Inc.	67,608
1,800	Kansai Paint Co. Ltd.†	31,961
2,000	Kao Corp.	98,925
100	Kasumigaseki Capital Co. Ltd.	10,423
3,000	Katitas Co. Ltd.†	41,559
800	Kato Sangyo Co. Ltd.	23,601
900	Kawasaki Heavy Industries Ltd.†	36,351
14,200	KDDI Corp.	453,886
4,600	Keihan Holdings Co. Ltd.	96,945
4,500	Keikyu Corp.†	36,617
700	Keio Corp.†	16,676
600	Keisei Electric Railway Co. Ltd.†	17,822
900	Kewpie Corp.	22,418
500	Keyence Corp.	237,815
3,300	Kikkoman Corp.	37,380
1,500	Kintetsu Group Holdings Co. Ltd.†	37,217
5,200	Kirin Holdings Co. Ltd.	79,090
1,700	Kiyo Bank Ltd.†	19,812
700	Kobayashi Pharmaceutical Co. Ltd.	27,776
1,300	Kobe Bussan Co. Ltd.	40,920
4,600	Kobe Steel Ltd.†	54,778
3,600	Koei Tecmo Holdings Co. Ltd.†	41,442
900	Kohnan Shoji Co. Ltd.	23,827
3,200	Koito Manufacturing Co. Ltd.†	43,973
2,900	Kokuyo Co. Ltd.	51,069
8,600	Komatsu Ltd.	237,312
900	KOMEDA Holdings Co. Ltd.	17,321
1,900	Komeri Co. Ltd.†	48,913
600	Konami Group Corp.	60,720
21,400	Konica Minolta, Inc.	61,524
1,200	Konoike Transport Co. Ltd.	20,798
500	Kose Corp.	32,298
3,400	Kotobuki Spirits Co. Ltd.†	43,066
6,900	Kubota Corp.	97,505
900	Kumagai Gumi Co. Ltd.	22,543
500	Kura Sushi, Inc.†	13,081
4,700	Kuraray Co. Ltd.	69,310
1,200	Kureha Corp.	23,737
800	Kurita Water Industries Ltd.	34,321
2,500	Kusuri No. Aoki Holdings Co. Ltd.	57,975
2,500	Kyoritsu Maintenance Co. Ltd.†	41,781
2,400	Kyoto Financial Group, Inc.	36,812
1,800	Kyowa Kirin Co. Ltd.	31,648
600	Kyudenko Corp.	28,233
3,100	Kyushu Electric Power Co., Inc.	33,702
5,000	Kyushu Financial Group, Inc.	24,251
1,200	Kyushu Railway Co.	34,524
400	Lasertec Corp.	65,695
10,100	Leopalace21 Corp.	42,023
1,900	Life Corp.	47,987
1,000	Lintec Corp.	22,995
4,100	Lion Corp.	46,071
5,000	Lixil Corp.†	59,610

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2024

Shares		Value (Note 1)
	Japan (Continued)
8,500	LY Corp.	$24,798
4,100	M3, Inc.	41,021
3,100	Mabuchi Motor Co. Ltd.	47,969
5,100	Macnica Holdings, Inc.	70,472
600	Makino Milling Machine Co. Ltd.†	24,505
900	Makita Corp.	30,314
2,300	Mani, Inc.	29,141
2,200	Marubeni Corp.	35,818
2,000	Maruha Nichiro Corp.	44,126
2,000	Marui Group Co. Ltd.†	33,265
100	Maruwa Co. Ltd.	29,188
4,100	Matsui Securities Co. Ltd.†	22,308
1,620	MatsukiyoCocokara & Co.†	26,522
1,000	Max Co. Ltd.	25,048
7,000	Mazda Motor Corp.†	52,113
500	McDonald's Holdings Co. Japan Ltd.	23,795
3,700	MCJ Co. Ltd.	39,182
9,000	Mebuki Financial Group, Inc.	35,975
1,600	Medipal Holdings Corp.	27,725
2,400	Megmilk Snow Brand Co. Ltd.	45,186
1,700	Meidensha Corp.	39,565
1,600	MEIJI Holdings Co. Ltd.	39,965
900	Meiko Electronics Co. Ltd.	38,636
2,600	MEITEC Group Holdings, Inc.	57,364
2,100	Mercari, Inc.*	36,630
1,000	Micronics Japan Co. Ltd.	27,379
2,100	Minebea Mitsumi, Inc.	41,174
3,400	Mirait One Corp.	50,246
2,100	MISUMI Group, Inc.	37,843
1,000	Mitani Corp.	11,445
15,500	Mitsubishi Chemical Group Corp.	99,099
5,600	Mitsubishi Corp.	115,039
7,800	Mitsubishi Electric Corp.	125,012
4,900	Mitsubishi Estate Co. Ltd.	76,999
1,500	Mitsubishi Gas Chemical Co., Inc.	28,904
14,000	Mitsubishi Heavy Industries Ltd.	206,262
2,500	Mitsubishi Logisnext Co. Ltd.	22,595
900	Mitsubishi Logistics Corp.	32,700
3,900	Mitsubishi Materials Corp.†	69,873
16,900	Mitsubishi Motors Corp.†	45,212
1,000	Mitsubishi Shokuhin Co. Ltd.	36,598
49,100	Mitsubishi UFJ Financial Group, Inc.	496,551
1,400	Mitsuboshi Belting Ltd.†	38,720
1,700	Mitsui Chemicals, Inc.†	45,006
5,300	Mitsui E&S Co. Ltd.†	41,707
7,900	Mitsui Fudosan Co. Ltd.	73,545
4,500	Mitsui High-Tec, Inc.	28,198
2,600	Mitsui Mining & Smelting Co. Ltd.	88,280
1,000	Mitsui-Soko Holdings Co. Ltd.	43,208
1,000	Miura Co. Ltd.	24,436
10,390	Mizuho Financial Group, Inc.	212,246
700	Mizuno Corp.	44,321
1,700	Modec, Inc.	40,038
8,000	Monex Group, Inc.	33,508

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2024

Shares		Value (Note 1)
	Japan (Continued)
900	Monogatari Corp.	$24,359
2,900	MonotaRO Co. Ltd.	48,375
2,600	Morinaga & Co. Ltd.	51,910
4,200	Morinaga Milk Industry Co. Ltd.†	102,659
5,500	MS&AD Insurance Group Holdings, Inc.	127,431
7,800	Murata Manufacturing Co. Ltd.	152,310
1,500	Musashi Seimitsu Industry Co. Ltd.†	20,393
2,800	Nabtesco Corp.	48,100
3,600	Nagase & Co. Ltd.	80,178
4,900	Nagoya Railroad Co. Ltd.	59,356
2,500	Nakanishi, Inc.	46,321
1,800	Namura Shipbuilding Co. Ltd.†	17,471
2,700	Nankai Electric Railway Co. Ltd.	44,325
1,100	NEC Corp.	105,236
1,800	NEC Networks & System Integration Corp.	34,679
2,500	NET One Systems Co. Ltd.	62,254
1,300	Nexon Co. Ltd.	25,593
2,800	Nextage Co. Ltd.†	35,788
3,900	NGK Insulators Ltd.	50,770
1,000	NH Foods Ltd.	37,106
2,400	NHK Spring Co. Ltd.	30,358
1,100	Nichias Corp.†	43,548
700	Nichiha Corp.	16,925
1,500	Nichirei Corp.†	46,620
3,200	NIDEC Corp.	66,928
4,600	Nifco, Inc.	116,372
10,300	Nihon M&A Center Holdings, Inc.†	46,919
4,800	Nikkon Holdings Co. Ltd.	63,237
3,000	Nikon Corp.†	31,007
3,300	Nintendo Co. Ltd.	175,326
1,900	Nippn Corp.†	29,334
3,300	Nippon Electric Glass Co. Ltd.	77,193
1,600	NIPPON EXPRESS HOLDINGS, Inc.†	83,949
3,500	Nippon Gas Co. Ltd.	55,937
5,700	Nippon Kayaku Co. Ltd.	49,534
6,200	Nippon Paint Holdings Co. Ltd.	47,344
1,900	Nippon Sanso Holdings Corp.†	68,914
2,600	Nippon Shinyaku Co. Ltd.	67,404
4,500	Nippon Shokubai Co. Ltd.	54,291
1,800	Nippon Soda Co. Ltd.	31,235
8,800	Nippon Steel Corp.†	195,807
104,100	Nippon Telegraph & Telephone Corp.	106,327
8,500	Nipro Corp.	84,187
4,800	Nishi-Nippon Financial Holdings, Inc.	54,504
2,400	Nishi-Nippon Railroad Co. Ltd.	38,206
1,000	Nishimatsu Construction Co. Ltd.†	35,394
1,600	Nishimatsuya Chain Co. Ltd.	27,430
1,400	Nissan Chemical Corp.	49,931
21,600	Nissan Motor Co. Ltd.†	60,491
800	Nisshin Oillio Group Ltd.	29,334
3,400	Nisshin Seifun Group, Inc.	43,019
7,800	Nisshinbo Holdings, Inc.	52,034
1,200	Nissin Foods Holdings Co. Ltd.	33,456
16,100	Nissui Corp.	102,778

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2024

Shares		Value (Note 1)
	Japan (Continued)
1,200	Niterra Co. Ltd.†	$33,355
400	Nitori Holdings Co. Ltd.	60,658
6,000	Nitto Denko Corp.	99,711
700	Nitto Kogyo Corp.	14,660
300	Noevir Holdings Co. Ltd.	10,791
2,100	NOF Corp.	35,944
900	Nohmi Bosai Ltd.	18,260
4,500	Nojima Corp.	63,434
16,900	Nomura Holdings, Inc.	87,366
1,500	Nomura Real Estate Holdings, Inc.†	39,983
2,200	Nomura Research Institute Ltd.	81,127
14,600	North Pacific Bank Ltd.	39,211
2,000	NSD Co. Ltd.	44,042
2,900	NSK Ltd.†	14,546
24,200	NTN Corp.†	43,155
3,600	NTT Data Group Corp.	64,486
3,100	Obayashi Corp.	39,105
500	OBIC Business Consultants Co. Ltd.	25,824
1,500	Obic Co. Ltd.	52,663
2,100	Odakyu Electric Railway Co. Ltd.†	23,363
900	Ohsho Food Service Corp.	17,840
13,300	Oji Holdings Corp.†	53,117
2,700	Okamura Corp.†	37,140
4,600	Okasan Securities Group, Inc.	19,843
1,000	Okinawa Cellular Telephone Co.	27,518
2,200	OKUMA Corp.†	46,885
1,400	Okumura Corp.	42,275
2,200	Olympus Corp.	41,612
1,200	Omron Corp.	54,663
3,800	Ono Pharmaceutical Co. Ltd.	50,539
1,500	Open House Group Co. Ltd.†	56,410
3,300	Open Up Group, Inc.	46,931
500	Oracle Corp.	51,296
800	Organo Corp.	38,963
3,300	Oriental Land Co. Ltd.	84,908
2,100	Osaka Gas Co. Ltd.	47,107
2,900	OSG Corp.	40,849
1,400	Otsuka Corp.	34,521
900	Otsuka Holdings Co. Ltd.	50,615
1,600	PAL GROUP Holdings Co. Ltd.	28,254
1,200	PALTAC Corp.	36,820
2,500	Pan Pacific International Holdings Corp.	64,272
16,800	Panasonic Holdings Corp.	145,294
700	Paramount Bed Holdings Co. Ltd.	12,614
4,400	Park24 Co. Ltd.*	54,876
15,700	Penta-Ocean Construction Co. Ltd.	69,824
3,200	PeptiDream, Inc.*	59,246
26,000	Persol Holdings Co. Ltd.	46,455
1,100	PHC Holdings Corp.†	8,067
4,400	Pigeon Corp.	51,493
1,200	Pilot Corp.	37,029
900	Pola Orbis Holdings, Inc.	9,261
2,000	Rakus Co. Ltd.	31,122
700	Rakuten Bank Ltd.*	15,707

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2024

Shares		Value (Note 1)
	Japan (Continued)
4,200	Rakuten Group, Inc.*, †	$27,048
7,900	Recruit Holdings Co. Ltd.	478,480
4,200	Relo Group, Inc.	54,880
12,500	Renesas Electronics Corp.	180,814
10,700	Rengo Co. Ltd.	74,366
11,900	Resona Holdings, Inc.	82,598
2,800	Resonac Holdings Corp.	71,692
2,600	Resorttrust, Inc.	52,027
6,400	Ricoh Co. Ltd.	68,687
1,600	Riken Keiki Co. Ltd.	42,748
1,200	Rinnai Corp.	29,481
1,500	Riso Kyoiku Co. Ltd.	2,693
2,800	Rohm Co. Ltd.†	31,288
1,500	Rohto Pharmaceutical Co. Ltd.	37,280
3,000	Rorze Corp.	41,120
7,900	Round One Corp.	60,188
3,400	Ryohin Keikaku Co. Ltd.	62,311
264	Ryoyo Ryosan Holdings, Inc.†	4,666
1,100	Saizeriya Co. Ltd.	43,702
1,100	Sakata Seed Corp.	27,017
1,800	SAMTY HOLDINGS Co. Ltd.	34,967
600	San-A Co. Ltd.	10,750
2,100	San-Ai Obbli Co. Ltd.	28,419
5,700	San-In Godo Bank Ltd.†	48,384
1,800	Sangetsu Corp.	35,230
1,300	Sanken Electric Co. Ltd.*, †	60,656
3,000	Sankyo Co. Ltd.	43,959
2,700	Sankyu, Inc.	90,435
2,100	Sanrio Co. Ltd.	60,344
3,600	Santen Pharmaceutical Co. Ltd.	43,445
2,300	Sanwa Holdings Corp.	60,411
600	Sapporo Holdings Ltd.	33,017
4,800	Sawai Group Holdings Co. Ltd.†	68,047
1,700	SBI Holdings, Inc.†	38,974
1,200	SBI Sumishin Net Bank Ltd.	22,401
600	SCREEN Holdings Co. Ltd.†	41,634
1,600	SCSK Corp.	32,946
2,200	Secom Co. Ltd.	81,035
2,400	Sega Sammy Holdings, Inc.	47,758
3,000	Seibu Holdings, Inc.†	66,606
2,400	Seiko Epson Corp.†	44,076
700	Seiko Group Corp.	18,946
1,600	Seino Holdings Co. Ltd.	26,796
800	Seiren Co. Ltd.†	15,040
2,700	Sekisui Chemical Co. Ltd.	41,921
2,100	Sekisui House Ltd.	58,065
6,200	Senko Group Holdings Co. Ltd.†	53,793
1,700	Seria Co. Ltd.	41,517
26,400	Seven & i Holdings Co. Ltd.	394,370
27,000	Seven Bank Ltd.†	53,784
5,300	SG Holdings Co. Ltd.	56,826
4,900	Sharp Corp.*, †	32,381
400	SHIFT, Inc.†, *	38,017
1,900	Shiga Bank Ltd.	42,898

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2024

Shares		Value (Note 1)
	Japan (Continued)
4,500	Shikoku Electric Power Co., Inc.	$39,842
1,700	Shimadzu Corp.	56,468
200	Shimano, Inc.	37,808
3,500	Shimizu Corp.	23,950
10,400	Shin-Etsu Chemical Co. Ltd.	432,498
2,000	Shin-Etsu Polymer Co. Ltd.	21,569
800	Shinko Electric Industries Co. Ltd.*	30,553
4,500	Shionogi & Co. Ltd.	64,295
3,700	Ship Healthcare Holdings, Inc.	60,201
1,200	Shiseido Co. Ltd.	32,353
2,500	Shizuoka Financial Group, Inc.	21,647
1,300	SHO-BOND Holdings Co. Ltd.	51,304
1,500	Shoei Co. Ltd.†	23,305
1,400	Simplex Holdings, Inc.	23,573
400	Sinfonia Technology Co. Ltd.	14,055
7,900	SKY Perfect JSAT Holdings, Inc.	49,030
2,300	Skylark Holdings Co. Ltd.	36,974
100	SMC Corp.	44,286
3,200	SMS Co. Ltd.	48,014
900	Socionext, Inc.†	17,759
151,000	SoftBank Corp.†	196,676
5,500	Sohgo Security Services Co. Ltd.	39,607
1,160	Sojitz Corp.†	27,159
5,100	Sompo Holdings, Inc.	113,586
57,500	Sony Group Corp.	1,111,193
3,000	Sotetsu Holdings, Inc.†	49,783
700	Square Enix Holdings Co. Ltd.	27,737
1,900	Starts Corp., Inc.	45,938
8,400	Subaru Corp.	145,060
2,400	Sugi Holdings Co. Ltd.	44,510
4,500	SUMCO Corp.†	48,280
1,400	Sumitomo Bakelite Co. Ltd.	39,129
10,600	Sumitomo Chemical Co. Ltd.	30,054
4,300	Sumitomo Corp.	95,559
7,200	Sumitomo Electric Industries Ltd.	114,995
1,600	Sumitomo Forestry Co. Ltd.	78,984
1,700	Sumitomo Heavy Industries Ltd.	40,689
1,600	Sumitomo Metal Mining Co. Ltd.	47,769
16,800	Sumitomo Mitsui Financial Group, Inc.	355,930
3,800	Sumitomo Mitsui Trust Holdings, Inc.†	89,656
1,800	Sumitomo Osaka Cement Co. Ltd.	51,173
2,700	Sumitomo Realty & Development Co. Ltd.	90,285
2,400	Sumitomo Riko Co. Ltd.	24,330
3,700	Sumitomo Rubber Industries Ltd.	40,353
900	Sumitomo Warehouse Co. Ltd.†	16,863
700	Sundrug Co. Ltd.	20,621
800	Suntory Beverage & Food Ltd.	30,024
6,300	Suruga Bank Ltd.†	48,875
1,000	Suzuken Co. Ltd.	34,810
12,700	Suzuki Motor Corp.	140,718
1,200	SWCC Corp.	47,841
3,900	Sysmex Corp.	76,711
6,800	Systena Corp.	17,553
1,900	T Hasegawa Co. Ltd.	43,294

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2024

Shares		Value (Note 1)
	Japan (Continued)
2,200	T&D Holdings, Inc.	$38,191
3,200	Tadano Ltd.	21,272
1,800	Taiheiyo Cement Corp.	42,193
400	Taikisha Ltd.	13,623
600	Taisei Corp.	26,133
1,700	Taiyo Holdings Co. Ltd.	43,764
1,200	Taiyo Yuden Co. Ltd.†	24,342
2,000	Takara Bio, Inc.	13,999
6,200	Takara Holdings, Inc.	52,499
900	Takasago Thermal Engineering Co. Ltd.†	32,186
5,200	Takashimaya Co. Ltd.	41,354
11,800	Takeda Pharmaceutical Co. Ltd.	336,861
1,500	Takeuchi Manufacturing Co. Ltd.	46,130
700	Takuma Co. Ltd.	7,807
1,000	Tamron Co. Ltd.	31,101
13,000	TDK Corp.	164,891
2,700	TechnoPro Holdings, Inc.	52,206
8,400	Teijin Ltd.†	82,758
1,800	Terumo Corp.	33,815
4,900	THK Co. Ltd.	85,710
3,900	TIS, Inc.	99,070
700	TKC Corp.	18,629
3,100	Toagosei Co. Ltd.	34,845
1,500	Tobu Railway Co. Ltd.	26,123
9,400	Toda Corp.†	61,603
1,000	Toei Animation Co. Ltd.	21,047
600	Toho Co. Ltd.	24,267
1,300	Toho Gas Co. Ltd.	35,900
1,200	Toho Holdings Co. Ltd.	37,897
3,300	Tohoku Electric Power Co., Inc.	31,479
9,700	Tokai Carbon Co. Ltd.†	62,158
5,300	TOKAI Holdings Corp.	35,807
3,000	Tokai Rika Co. Ltd.	40,911
11,000	Tokai Tokyo Financial Holdings, Inc.†	36,966
10,100	Tokio Marine Holdings, Inc.	367,599
3,100	Tokuyama Corp.	62,194
6,100	Tokyo Electric Power Co. Holdings, Inc.*	27,031
600	Tokyo Electron Device Ltd.†	15,029
2,700	Tokyo Electron Ltd.	475,095
1,400	Tokyo Gas Co. Ltd.†	32,505
1,400	Tokyo Kiraboshi Financial Group, Inc.†	40,278
700	Tokyo Ohka Kogyo Co. Ltd.	16,993
800	Tokyo Seimitsu Co. Ltd.	42,025
2,000	Tokyo Steel Manufacturing Co. Ltd.	27,608
2,700	Tokyo Tatemono Co. Ltd.	43,142
3,000	Tokyu Corp.†	38,678
9,700	Tokyu Fudosan Holdings Corp.	66,545
1,900	Tomy Co. Ltd.	51,715
5,000	Topcon Corp.	53,766
9,400	Toray Industries, Inc.	55,148
1,100	Toridoll Holdings Corp.†	28,471
1,300	Toshiba TEC Corp.	31,386
3,600	Tosoh Corp.	47,917
1,600	TOTO Ltd.†	59,413

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2024

Shares		Value (Note 1)
	Japan (Continued)
1,800	Towa Corp.†	$27,515
2,100	Towa Pharmaceutical Co. Ltd.	43,980
3,100	Toyo Construction Co. Ltd.	28,773
2,400	Toyo Seikan Group Holdings Ltd.	37,588
500	Toyo Suisan Kaisha Ltd.	32,524
400	Toyo Tanso Co. Ltd.	15,836
6,700	Toyo Tire Corp.	97,289
3,700	Toyoda Gosei Co. Ltd.	62,943
4,000	Toyota Boshoku Corp.	51,988
77,000	Toyota Motor Corp.	1,362,133
5,400	Toyota Tsusho Corp.	97,123
500	Transcosmos, Inc.	12,333
900	Trend Micro, Inc.	53,139
1,100	Trusco Nakayama Corp.	18,919
3,900	Tsubakimoto Chain Co.†	50,987
2,500	Tsumura & Co.	78,483
700	Tsuruha Holdings, Inc.	44,175
800	U-Next Holdings Co. Ltd.	30,503
1,000	UACJ Corp.	35,624
4,000	UBE Corp.	74,295
600	Ulvac, Inc.	31,807
1,000	Unicharm Corp.	36,062
3,700	Ushio, Inc.	52,260
3,800	USS Co. Ltd.	35,865
600	UT Group Co. Ltd.	11,489
700	Visional, Inc.*	38,622
1,600	Wacoal Holdings Corp.	49,884
1,500	Welcia Holdings Co. Ltd.	21,270
2,400	West Japan Railway Co.	45,487
300	Workman Co. Ltd.	9,309
1,100	Yakult Honsha Co. Ltd.	25,402
9,500	Yamada Holdings Co. Ltd.	29,658
2,100	Yamaguchi Financial Group, Inc.	22,640
2,700	Yamaha Corp.†	23,172
11,400	Yamaha Motor Co. Ltd.	101,527
2,300	Yamato Holdings Co. Ltd.†	26,149
2,600	Yamazaki Baking Co. Ltd.	51,475
4,200	Yamazen Corp.	39,713
400	Yaoko Co. Ltd.†	27,057
1,200	Yaskawa Electric Corp.	41,730
1,300	Yellow Hat Ltd.	23,517
2,100	Yokogawa Electric Corp.	53,404
2,200	Yokohama Rubber Co. Ltd.	49,166
2,900	Yonex Co. Ltd.	42,756
1,700	Yoshinoya Holdings Co. Ltd.	37,152
900	Zensho Holdings Co. Ltd.	49,695
6,200	Zeon Corp.†	58,646
1,000	ZOZO, Inc.†	36,278
		39,164,914
	Netherlands—2.4%
4,092	Aalberts NV	165,985
3,265	ABN AMRO Bank NV, CVA#	58,896
90	Adyen NV*, #	140,517

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2024

Shares		Value (Note 1)
	Netherlands (Continued)
11,005	Aegon Ltd.	$70,659
4,173	Aegon Ltd., Registered†	26,666
1,165	Akzo Nobel NV	82,089
13,946	Allfunds Group PLC	85,692
384	Aperam SA	12,028
3,118	Arcadis NV	215,884
2,831	ArcelorMittal SA	74,182
396	ASM International NV	259,812
1,963	ASML Holding NV	1,629,220
118	ASML Holding NV, Registered	98,324
2,907	ASR Nederland NV	142,381
1,709	BE Semiconductor Industries NV	216,014
1,433	Coca-Cola Europacific Partners PLC	112,617
1,557	CTP NV#	28,424
98	HAL Trust	12,916
1,104	Heineken NV†	97,871
2,070	IMCD NV	359,228
16,312	ING Groep NV	295,498
10,469	InPost SA*	197,411
1,082	JDE Peet's NV	22,595
9,384	Koninklijke Ahold Delhaize NV	324,133
50,841	Koninklijke KPN NV	207,642
1,815	Koninklijke Philips NV†, *	59,387
3,061	Koninklijke Philips NV*	100,244
2,715	Koninklijke Vopak NV	125,965
3,146	NN Group NV	156,818
3,356	OCI NV	95,560
3,422	Prosus NV	149,549
3,308	Randstad NV†	164,231
4,850	SBM Offshore NV	88,486
4,341	Signify NV#	102,249
3,669	Universal Music Group NV†	95,977
2,776	Wolters Kluwer NV	467,533
		6,542,683
	New Zealand—0.2%
5,589	a2 Milk Co. Ltd.†, *	24,322
103,494	Air New Zealand Ltd.	34,847
7,273	Auckland International Airport Ltd.	34,516
7,155	Chorus Ltd.	39,637
10,574	Contact Energy Ltd.	54,883
1,222	EBOS Group Ltd.†	28,057
2,584	Fisher & Paykel Healthcare Corp. Ltd.	57,046
13,521	Fletcher Building Ltd.*	25,340
3,784	Freightways Group Ltd.	21,876
22,649	Genesis Energy Ltd.	30,361
5,520	Infratil Ltd.	42,959
647	Mainfreight Ltd.†	29,332
5,833	Mercury NZ Ltd.	23,902
6,055	Meridian Energy Ltd.	22,850
1,991	Port of Tauranga Ltd.	7,526
7,473	Ryman Healthcare Ltd.†, *	20,415
16,731	Spark New Zealand Ltd.	32,207
10,463	Summerset Group Holdings Ltd.	79,433

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2024

Shares		Value (Note 1)
	New Zealand (Continued)
7,097	Vector Ltd.	$17,088
		626,597
	Norway—0.7%
1,014	AF Gruppen ASA	12,145
204	Aker ASA, Class A	10,593
4,007	Aker BP ASA	85,889
4,348	Aker Solutions ASA	16,720
1,456	Atea ASA	18,819
2,299	Austevoll Seafood ASA	21,066
1,080	Avance Gas Holding Ltd.#	10,807
438	Bakkafrost P/F	25,214
875	Bluenord ASA*	38,348
480	Bonheur ASA	12,145
7,171	Borr Drilling Ltd.†, *	39,369
1,580	Borregaard ASA	29,705
2,559	BW LPG Ltd.#	36,495
1,212	Cadeler AS, ADR*	34,154
289	Cavendish Hydrogen ASA*	320
968	Crayon Group Holding ASA*, #	11,438
5,438	DNB Bank ASA	111,512
12,792	DNO ASA	13,831
6,672	Elkem ASA*, #	12,961
5,641	Elopak ASA	23,787
745	Entra ASA*, #	9,686
9,681	Equinor ASA	244,664
4,440	Europris ASA#	28,316
1,012	FLEX LNG Ltd.	26,065
1,736	Frontline PLC	39,300
1,401	Gjensidige Forsikring ASA	26,207
2,309	Golden Ocean Group Ltd.	30,807
3,883	Hafnia Ltd.	27,633
2,783	Hoegh Autoliners ASA	35,892
391	Kongsberg Gruppen ASA	38,237
7,739	Leroy Seafood Group ASA	35,479
2,023	Mowi ASA	36,375
19,591	MPC Container Ships ASA	45,205
14,484	NEL ASA*	6,849
864	Nordic Semiconductor ASA*	8,732
3,224	Norsk Hydro ASA	20,915
23,135	Norwegian Air Shuttle ASA	28,412
5,186	Odfjell Drilling Ltd.	25,014
1,567	Odfjell SE, Class A	21,056
973	Okeanis Eco Tankers Corp.#, *	31,902
4,229	Orkla ASA	39,854
1,686	Protector Forsikring ASA	38,663
397	Salmar ASA	20,823
4,491	Scatec ASA*, #	35,386
614	Schibsted ASA, Class A	19,817
840	Schibsted ASA, Class B	25,328
1,208	Sparebank 1 Oestlandet	16,621
3,200	SpareBank 1 Sorost-Norge	20,623
1,199	SpareBank 1 SR-Bank ASA	15,475
580	Stolt-Nielsen Ltd.	21,435

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2024

Shares		Value (Note 1)
	Norway (Continued)
4,328	Storebrand ASA	$47,533
2,103	Subsea 7 SA	33,977
3,478	Telenor ASA	44,493
5,109	TGS ASA	48,050
1,776	TOMRA Systems ASA	26,170
5,444	Var Energi ASA	16,869
2,363	Veidekke ASA	27,676
2,083	Wallenius Wilhelmsen ASA	24,515
1,244	Yara International ASA	39,384
		1,894,756
	Portugal—0.2%
361,360	Banco Comercial Portugues SA, Class R	163,071
1,860	EDP Renovaveis SA†	32,527
14,431	EDP SA	65,894
6,461	Galp Energia SGPS SA	120,827
1,457	Jeronimo Martins SGPS SA	28,610
2,806	Navigator Co. SA	11,519
		422,448
	Singapore—0.7%
14,300	CapitaLand Investment Ltd.	34,714
6,300	City Developments Ltd.	26,470
53,700	ComfortDelGro Corp. Ltd.	63,090
11,574	DBS Group Holdings Ltd.	342,650
15,900	DFI Retail Group Holdings Ltd.	34,503
56,500	Genting Singapore Ltd.	38,465
242,400	Golden Agri-Resources Ltd.	52,808
7,200	Hongkong Land Holdings Ltd.	26,424
1,900	iFAST Corp. Ltd.	10,792
123,655	Keppel Infrastructure Trust	44,738
7,500	Keppel Ltd.	38,689
88,000	Netlink NBN Trust	62,649
36,200	Olam Group Ltd.	31,546
16,439	Oversea-Chinese Banking Corp. Ltd.	193,137
13,623	SATS Ltd.	38,264
22,126	Seatrium Ltd.†, *	30,643
10,100	Sembcorp Industries Ltd.	43,535
19,200	Sheng Siong Group Ltd.	22,856
7,100	SIA Engineering Co. Ltd.	13,369
14,199	Singapore Airlines Ltd.†	75,124
7,100	Singapore Exchange Ltd.	63,087
13,200	Singapore Technologies Engineering Ltd.	47,860
9,300	Singapore Telecommunications Ltd.	23,444
10,200	United Overseas Bank Ltd.	255,308
6,200	UOL Group Ltd.	26,821
5,200	Venture Corp. Ltd.	56,805
15,300	Wilmar International Ltd.	39,879
23,500	Yangzijiang Shipbuilding Holdings Ltd.	44,797
		1,782,467
	Spain—1.7%
999	Acciona SA	141,785
2,624	ACS Actividades de Construccion y Servicios SA	121,159

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2024

Shares		Value (Note 1)
	Spain (Continued)
462	Aena SME SA#	$101,621
3,838	Amadeus IT Group SA	277,356
36,165	Banco Bilbao Vizcaya Argentaria SA	390,815
9,155	Banco Bilbao Vizcaya Argentaria SA, ADR†	99,240
65,963	Banco de Sabadell SA†	140,171
71,052	Banco Santander SA	363,860
30,372	Bankinter SA	268,034
33,324	CaixaBank SA	198,975
1,311	Cellnex Telecom SA#	53,164
1,335	CIE Automotive SA	38,414
1,292	Corp. ACCIONA Energias Renovables SA†	30,375
3,950	Enagas SA	60,590
3,205	Endesa SA	70,033
4,660	Ercros SA	18,130
829	Ferrovial SE†	35,602
2,889	Fluidra SA	75,573
1,891	Grifols SA†, *	21,523
1,450	Grupo Catalana Occidente SA	64,724
19,573	Iberdrola SA	302,631
4,352	Indra Sistemas SA†	79,885
7,460	Industria de Diseno Textil SA	441,280
752	Laboratorios Farmaceuticos Rovi SA	59,936
1,890	Logista Integral SA	56,930
36,698	Mapfre SA	97,714
1,262	Naturgy Energy Group SA†	32,619
3,196	Redeia Corp. SA	62,152
16,433	Repsol SA	216,673
58,157	Telefonica SA†	284,586
5,440	Telefonica SA, ADR†	26,438
42,183	Unicaja Banco SA#	53,765
776	Vidrala SA	87,762
1,225	Viscofan SA	86,862
		4,460,377
	Sweden—2.1%
984	AAK AB	32,264
4,267	AddLife AB, Class B	68,233
3,120	AddNode Group AB	34,070
1,249	AddTech AB, Class B	37,411
3,560	AFRY AB	64,849
1,239	Alfa Laval AB	59,487
1,255	Alimak Group AB#	14,013
6,385	Alleima AB	44,889
1,797	AQ Group AB	21,254
3,136	Assa Abloy AB, Class B	105,482
13,066	Atlas Copco AB, Class A	252,743
7,880	Atlas Copco AB, Class B	134,853
810	Atrium Ljungberg AB, Class B†	19,620
1,217	Avanza Bank Holding AB†	30,138
1,245	Axfood AB†	35,085
2,166	Beijer Alma AB	39,371
1,530	Beijer Ref AB†	25,151
7,216	Betsson AB, Class B	88,532
1,754	Better Collective AS†, *	38,946

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2024

Shares		Value (Note 1)
	Sweden (Continued)
3,201	Bilia AB, Class A†	$37,854
5,965	Billerud Aktiebolag	68,426
1,495	BioGaia AB, Class B	16,531
1,975	Boliden AB	66,995
8,308	Bravida Holding AB#	62,540
670	Bufab AB	24,040
381	Camurus AB*	24,235
2,626	Castellum AB*	38,488
447	Catena AB	25,528
14,402	Corem Property Group AB, Class B†	14,706
2,643	Dios Fastigheter AB	22,784
11,207	Dometic Group AB#	66,651
1,713	Electrolux AB, Class B†, *	16,621
4,995	Electrolux Professional AB, Class B	32,953
9,901	Elekta AB, Class B†	70,583
8,427	Embracer Group AB*	21,898
2,293	Engcon AB†	26,462
3,115	Epiroc AB, Class A	67,325
1,782	Epiroc AB, Class B	33,742
689	Essity AB, Class A	21,540
3,217	Essity AB, Class B	100,382
641	Evolution AB#	62,990
1,567	Fabege AB†	15,522
2,158	Fagerhult Group AB	13,812
4,532	Fastighets AB Balder, Class B*	39,814
1,712	FastPartner AB, Class A	13,958
3,690	Fortnox AB†	22,890
1,600	Getinge AB, Class B	34,471
4,010	Granges AB	48,092
3,509	H & M Hennes & Mauritz AB, Class B†	59,705
888	Hemnet Group AB	32,684
3,499	Hexagon AB, Class B	37,623
3,325	Hexpol AB	34,377
366	HMS Networks AB†	14,559
833	Holmen AB, Class B†	36,040
690	Hufvudstaden AB, Class A	9,423
5,315	Husqvarna AB, Class B	37,157
1,077	Indutrade AB	33,468
7,302	Instalco AB	30,054
4,675	International Petroleum Corp.*	55,331
1,619	JM AB†	32,361
2,288	Kindred Group PLC, SDR	29,085
2,602	Lagercrantz Group AB, Class B	49,038
977	Lifco AB, Class B	32,150
2,222	Lindab International AB	62,049
3,266	Loomis AB	107,346
1,134	Medicover AB, Class B	21,260
1,828	Munters Group AB#	41,723
1,021	Mycronic AB	39,711
4,415	NCAB Group AB	29,322
4,443	NCC AB, Class B	74,241
3,693	New Wave Group AB, Class B	41,527
5,005	Nibe Industrier AB, Class B†	27,430
7,632	Nolato AB, Class B	42,008

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2024

Shares		Value (Note 1)
	Sweden (Continued)
1,918	Nordnet AB publ†	$46,005
590	NP3 Fastigheter AB	15,453
4,865	Nyfosa AB	57,676
1,014	OEM International AB, Class B	11,802
6,582	Peab AB, Class B	52,755
1,448	Saab AB, Class B†	30,783
1,598	Sagax AB, Class B	45,505
6,200	Sandvik AB	138,519
6,187	Scandic Hotels Group AB#, *, †	42,949
1,043	Sdiptech AB, Class B*	30,604
1,030	Sectra AB, Class B†	28,783
2,362	Securitas AB, Class B	29,979
20,665	Sinch AB*, #	62,142
13,385	Skandinaviska Enskilda Banken AB, Class A	204,613
2,462	Skanska AB, Class B	51,345
426	SKF AB, Class A	8,515
2,466	SKF AB, Class B	49,049
844	SkiStar AB†	13,704
4,349	SSAB AB, Class A	22,773
7,406	SSAB AB, Class B	37,920
43,452	Storskogen Group AB, Class B	41,647
3,118	Svenska Cellulosa AB SCA, Class B	45,423
6,847	Svenska Handelsbanken AB, Class A	70,285
1,660	Sweco AB, Class B	28,130
5,585	Swedbank AB, Class A	118,400
1,127	Swedish Orphan Biovitrum AB*	36,287
3,908	Systemair AB	34,709
6,025	Tele2 AB, Class B	68,165
1,292	Telefonaktiebolaget LM Ericsson, Class A	9,783
24,421	Telefonaktiebolaget LM Ericsson, Class B†	184,483
19,797	Telia Co. AB	64,016
1,057	Thule Group AB#	32,223
836	Trelleborg AB, Class B	32,120
1,381	Troax Group AB	28,964
6,750	Truecaller AB, Class B†	25,602
398	VBG Group AB, Class B	15,225
696	Vitec Software Group AB, Class B	36,048
1,282	Vitrolife AB	32,240
2,412	Volvo AB, Class A	64,315
14,602	Volvo AB, Class B	385,616
7,017	Volvo Car AB, Class B†, *	19,291
1,622	Wallenstam AB, Class B	9,415
2,008	Wihlborgs Fastigheter AB	23,173
		5,654,330
	Switzerland—5.6%
5,589	ABB Ltd., Registered	323,513
2,812	Accelleron Industries AG	145,658
6,161	Adecco Group AG, Registered	209,504
3,400	Alcon, Inc.	338,948
583	Allreal Holding AG, Registered	109,388
275	ALSO Holding AG, Registered	88,055
1,877	Avolta AG	79,396
1,692	Baloise Holding AG, Registered	344,857

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2024

Shares		Value (Note 1)
	Switzerland (Continued)
58	Banque Cantonale de Geneve, Bearer Shares	$17,681
930	Banque Cantonale Vaudoise, Registered	95,983
127	Barry Callebaut AG, Registered	234,988
149	Belimo Holding AG, Registered	106,246
281	BKW AG	50,931
262	Bucher Industries AG, Registered	118,718
1	Chocoladefabriken Lindt & Spruengli AG, Registered	127,370
2,187	Cie Financiere Richemont SA, Registered Class A	345,744
7,509	Clariant AG, Registered	113,564
95	Comet Holding AG, Registered	37,434
197	Daetwyler Holding AG, Bearer Shares†	40,175
1,324	DKSH Holding AG	105,125
86	dormakaba Holding AG†	63,610
967	DSM-Firmenich AG	133,099
3,335	EFG International AG	44,764
73	Emmi AG, Registered	74,609
44	EMS-Chemie Holding AG, Registered	36,911
782	Flughafen Zurich AG, Registered	187,935
1,950	Galenica AG#	171,534
276	Geberit AG, Registered	179,815
2,324	Georg Fischer AG, Registered	175,326
29	Givaudan SA, Registered	158,989
566	Helvetia Holding AG, Registered	97,638
3,040	Holcim AG	296,547
45	Inficon Holding AG, Registered	64,867
110	Investis Holding SA	14,232
1,776	Julius Baer Group Ltd.	106,810
507	Kuehne & Nagel International AG, Registered	138,259
599	Logitech International SA, Registered†	53,748
476	Logitech International SA, Registered	42,496
311	Lonza Group AG, Registered	196,444
547	Luzerner Kantonalbank AG, Registered	40,911
103	Medacta Group SA#	15,212
9	Metall Zug AG, Registered Class B	13,080
16,124	Nestle SA, Registered	1,618,592
8,864	Novartis AG, ADR	1,019,537
9,049	Novartis AG, Registered	1,038,708
161	Partners Group Holding AG	241,590
1,116	PSP Swiss Property AG, Registered	163,375
5,304	Roche Holding AG	1,695,826
248	Roche Holding AG, Bearer Shares†	84,801
3,418	Sandoz Group AG	142,439
486	Sandoz Group AG, ADR	20,220
180	Schindler Holding AG, Registered	51,149
666	SFS Group AG	103,872
1,178	SGS SA, Registered	131,308
126	Siegfried Holding AG, Registered	169,419
2,038	SIG Group AG	45,415
586	Sika AG, Registered	193,937
3,443	Softwareone Holding AG	60,777
356	Sonova Holding AG, Registered	127,787
90	St. Galler Kantonalbank AG, Registered	44,078
829	Stadler Rail AG†	25,957
480	Straumann Holding AG, Registered	78,407

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2024

Shares		Value (Note 1)
	Switzerland (Continued)
844	Sulzer AG, Registered	$138,016
232	Swatch Group AG, Bearer Shares†	49,684
534	Swatch Group AG, Registered†	22,872
208	Swiss Life Holding AG, Registered	173,507
2,534	Swiss Prime Site AG, Registered	283,984
2,431	Swiss Re AG	335,201
339	Swisscom AG, Registered	221,300
478	Swissquote Group Holding SA, Registered	171,918
1,526	Temenos AG, Registered	106,740
1,464	UBS Group AG, Registered†, *	45,252
13,387	UBS Group AG, Registered	412,200
214	VAT Group AG#	108,928
1,108	Vontobel Holding AG, Registered	72,396
108	Ypsomed Holding AG, Registered	52,574
2	Zuger Kantonalbank, Bearer Shares	19,803
875	Zurich Insurance Group AG	527,057
		15,138,740
	United Kingdom—8.8%
665	4imprint Group PLC	44,276
2,058	Admiral Group PLC	76,600
33,558	Airtel Africa PLC#	51,147
9,670	AJ Bell PLC	58,113
6,600	Anglo American PLC	214,332
2,371	Antofagasta PLC	63,810
1,907	Ascential PLC	14,443
4,716	Ashtead Group PLC	364,811
1,357	Associated British Foods PLC	42,326
5,866	AstraZeneca PLC	908,795
2,628	AstraZeneca PLC, ADR	204,747
7,793	Auto Trader Group PLC#	90,415
13,256	Aviva PLC	85,707
835	Avon Technologies PLC	13,619
26,574	B&M European Value Retail SA	147,513
19,768	Babcock International Group PLC	124,903
9,767	BAE Systems PLC	161,593
13,907	Balfour Beatty PLC	80,098
1,935	Bank of Georgia Group PLC	95,072
81,785	Barclays PLC	245,528
24,401	Barratt Developments PLC	156,166
27,509	Beazley PLC	279,882
4,795	Bellway PLC	199,628
707	Berkeley Group Holdings PLC	44,615
163,993	BP PLC	858,804
3,764	BP PLC, ADR	118,152
8,229	Breedon Group PLC	47,088
5,028	Bridgepoint Group PLC#	23,165
13,157	British American Tobacco PLC	479,158
773	British American Tobacco PLC, ADR	28,276
4,032	Britvic PLC	68,730
97,861	BT Group PLC†	193,505
1,635	Bunzl PLC	77,250
2,654	Burberry Group PLC	24,873
510	Carnival PLC*	8,305

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2024

Shares		Value (Note 1)
	United Kingdom (Continued)
41,656	Centamin PLC	$81,867
90,145	Centrica PLC	140,586
45,989	Coats Group PLC	61,731
1,369	Coca-Cola HBC AG	48,759
10,000	Compass Group PLC	320,066
2,752	Computacenter PLC	91,026
9,207	ConvaTec Group PLC#	27,942
1,693	Cranswick PLC	113,626
549	Croda International PLC	30,952
5,495	Darktrace PLC*	42,375
1,019	DCC PLC	69,412
2,124	De La Rue PLC*	2,499
7,588	Diageo PLC	264,069
745	Diploma PLC	44,164
44,907	Direct Line Insurance Group PLC	112,452
21,785	Drax Group PLC	187,714
20,429	DS Smith PLC	126,129
4,344	Dunelm Group PLC	67,021
2,569	easyJet PLC	17,860
4,850	Energean PLC	58,488
3,543	Entain PLC	36,151
3,432	Evraz PLC*, §	—
6,215	Experian PLC	326,632
478	Flutter Entertainment PLC*	112,315
3,491	Frasers Group PLC*	38,902
8,295	Fresnillo PLC	67,815
868	Games Workshop Group PLC	124,751
2,265	Gamma Communications PLC	50,510
63,583	Glencore PLC*	363,576
6,845	Grafton Group PLC, CDI	95,248
23,256	Grainger PLC	76,331
3,333	Greggs PLC	139,207
21,221	GSK PLC	430,253
6,435	GSK PLC, ADR	263,063
16,470	Haleon PLC	86,515
1,753	Halma PLC	61,123
38,234	Harbour Energy PLC	136,073
5,962	Hargreaves Lansdown PLC	88,836
57,167	Hays PLC	70,926
3,050	Helical PLC	9,175
5,594	Hikma Pharmaceuticals PLC	142,922
2,129	Hill & Smith PLC	58,350
11,961	Hiscox Ltd.	183,260
7,741	Howden Joinery Group PLC	93,868
95,822	HSBC Holdings PLC	857,307
8,825	IMI PLC	213,790
9,231	Imperial Brands PLC	268,178
16,522	Inchcape PLC	175,940
6,450	Informa PLC	70,729
917	InterContinental Hotels Group PLC	99,746
10,061	International Consolidated Airlines Group SA	27,628
10,685	International Distribution Services PLC	48,913
24,047	International Workplace Group PLC	57,162
1,532	Intertek Group PLC	105,687

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2024

Shares		Value (Note 1)
	United Kingdom (Continued)
6,648	Investec PLC	$50,573
131,729	ITV PLC	140,980
19,557	J. Sainsbury PLC	77,237
16,601	JD Sports Fashion PLC	34,191
1,084	JET2 PLC	20,290
17,213	John Wood Group PLC*	29,157
1,521	Johnson Matthey PLC	30,930
2,148	Just Eat Takeaway.com NV†, #, *	32,173
19,655	Just Group PLC	36,579
23,151	Kingfisher PLC	99,665
9,831	Lancashire Holdings Ltd.	90,296
40,503	Legal & General Group PLC	122,543
419,144	Lloyds Banking Group PLC	329,500
30,105	Lloyds Banking Group PLC, ADR†	93,928
761	London Stock Exchange Group PLC	103,980
41,345	Man Group PLC	117,075
32,319	Marks & Spencer Group PLC	160,996
7,717	Melrose Industries PLC	47,016
11,923	Mitchells & Butlers PLC*	47,104
43,680	Mitie Group PLC	69,026
4,309	Mondi PLC	81,863
1,105	Morgan Sindall Group PLC	45,502
7,845	National Grid PLC	108,030
1,372	National Grid PLC, ADR	95,587
33,155	NatWest Group PLC	152,439
15,508	NatWest Group PLC, ADR	145,155
979	Next PLC	128,034
537	NMC Health PLC*, §	—
2,579	Ocado Group PLC*	13,251
17,868	OSB Group PLC	92,927
1,080	Oxford Instruments PLC	30,683
4,475	Pearson PLC	60,636
6,275	Pennon Group PLC	49,665
9,926	Persimmon PLC	218,102
16,478	Pets at Home Group PLC	67,280
5,331	Phoenix Group Holdings PLC	39,877
3,157	Playtech PLC*	31,740
3,692	Plus500 Ltd.	123,598
25,790	Premier Foods PLC	63,236
7,055	Prudential PLC	65,516
1,341	Prudential PLC, ADR	24,862
14,053	QinetiQ Group PLC	84,434
4,228	Reckitt Benckiser Group PLC	258,721
9,691	RELX PLC	454,640
310	RELX PLC, ADR	14,713
208	Renishaw PLC	10,414
3,920	Rentokil Initial PLC	19,098
824	RHI Magnesita NV	37,786
13,936	Rightmove PLC	115,032
3,804	Rio Tinto PLC	269,494
1,811	Rio Tinto PLC, SP ADR	128,889
1,675	Robert Walters PLC	7,368
51,408	Rolls-Royce Holdings PLC*	362,344
23,365	Rotork PLC	104,147

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2024

Shares		Value (Note 1)
	United Kingdom (Continued)
12,872	RS Group PLC	$139,395
5,394	Sage Group PLC	73,882
2,515	Savills PLC	39,878
5,215	Schroders PLC	24,347
39,363	Serco Group PLC	93,675
1,639	Severn Trent PLC	57,893
53,100	Shell PLC	1,721,557
9,675	Shell PLC, ADR	638,066
2,913	Smith & Nephew PLC	45,099
420	Smith & Nephew PLC, ADR	13,079
1,470	Smiths Group PLC	32,958
3,811	Softcat PLC	79,076
1,908	Spectris PLC	69,589
375	Spirax Group PLC	37,677
3,530	SSE PLC	88,867
8,935	St. James's Place PLC	87,681
15,119	Standard Chartered PLC	160,292
15,180	Tate & Lyle PLC	138,513
21,402	Taylor Wimpey PLC	47,012
2,170	TBC Bank Group PLC	76,881
2,501	Telecom Plus PLC	61,792
41,950	Tesco PLC	201,177
32,660	TP ICAP Group PLC	103,267
8,288	Travis Perkins PLC	102,607
7,296	Unilever PLC	472,836
4,808	Unilever PLC, ADR†	312,328
4,797	United Utilities Group PLC	67,052
20,342	Virgin Money U.K. PLC§	59,288
11,268	Vistry Group PLC*	196,746
196,611	Vodafone Group PLC	197,249
2,052	Weir Group PLC	59,422
3,849	WH Smith PLC	75,028
1,109	Whitbread PLC	46,467
1,347	Wise PLC, Class A*	12,093
4,839	WPP PLC	49,375
719	WPP PLC, ADR	36,784
		23,542,295
	United States—0.1%
1,055	Alcoa Corp., CDI	42,085
246	Chord Energy Corp.	32,037
498	CRH PLC	45,394
435	Newmont Corp., CDI	23,433
		142,949
	TOTAL COMMON STOCKS (Cost $147,962,699)	180,513,315

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2024

Shares		Value (Note 1)
	Affiliated Investment Company—31.5%

	United States—31.5%
3,325,703	DFA Emerging Markets Core Equity Portfolio, Class I‡‡ (Cost $66,853,244)	$84,339,832

		Expiration Date
	WarrantS—0.0%

	Canada—0.0%
122	Constellation Software, Inc. *, §	03/31/2040	0

	TOTAL WARRANTS (Cost $0)		0

	Preferred Stocks—0.3%

	Germany—0.3%
666	Bayerische Motoren Werke AG, 8.12%		55,083
667	Dr. Ing hc F Porsche AG, 3.23%#		53,087
2,268	FUCHS SE, 2.55%		110,023
1,055	Henkel AG & Co. KGaA, 2.20%		99,117
949	Jungheinrich AG, 2.78%		28,585
917	Porsche Automobil Holding SE, 6.24%		41,933
126	Sartorius AG, 0.29%		35,373
2,217	Schaeffler AG, 9.74%		11,436
872	Sixt SE, 7.58%		50,766
2,512	Volkswagen AG, 9.56%		266,089
			751,492
	Italy—0.0%
29,205	Telecom Italia SpA, 0.0%*		9,278
	TOTAL PREFERRED STOCK (Cost $1,059,185)		760,770

		7-Day Yield
	Short-Term Investments—1.6%
4,289,947	State Street Navigator Securities Lending Government Money Market Portfolio (Cost $4,289,947)††	5.04%	4,289,947
	TOTAL INVESTMENTS, AT VALUE—100.8% (Cost $220,165,075)		269,903,864
	Liabilities in Excess of Other Assets—(0.8)%		(2,023,343)
	NET ASSETS—100.0%		$267,880,521

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2024

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
SP ADR—Sponsored American Depositary Receipt
†	Denotes all or a portion of security on loan. As of September 30, 2024, the market value of the securities on loan was $14,445,611 (Note 1).
††	Represents cash collateral received from securities lending transactions. Non-cash collateral amounted to $10,941,833.
§	Fair valued security - Represents fair value as measured based on the Portfolio Valuation policies specified in Note 1. As of September 30, 2024, the total value of the fair valued securities was $179,536.
*	Non-income producing security
#	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of securities exempt from registration under Rule 144A of the Securities Act of 1933 at September 30, 2024, amounts to approximately $3,435,359, and represents 1.28% of net assets.
‡‡	Affiliated issuer. Assets with a total aggregate market value of $84,339,832, or 31.5% of net assets, were affiliated with the Fund as of September 30, 2024 (Note 2).
Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Shares		Value (Note 1)
	Common Stocks—99.2%

	Aerospace & Defense—3.3%
22,400	General Electric Co.	$4,224,192
51,700	Howmet Aerospace, Inc.	5,182,925
		9,407,117
	Biotechnology—2.3%
56,500	Neurocrine Biosciences, Inc.*	6,509,930

	Broadline Retail—6.3%
96,300	Amazon.com, Inc.*	17,943,579

	Communications Equipment—7.4%
55,075	Arista Networks, Inc.*	21,138,886

	Electrical Equipment—1.0%
11,300	GE Vernova, Inc.*	2,881,274

	Financial Services—9.6%
69,640	Fiserv, Inc.*	12,510,826
10,100	Mastercard, Inc., Class A	4,987,380
36,200	Visa, Inc., Class A	9,953,190
		27,451,396
	Ground Transportation—4.0%
153,750	Uber Technologies, Inc.*	11,555,850

	Health Care Equipment and Supplies—1.2%
29,000	Abbott Laboratories	3,306,290

	Interactive Media & Services—10.3%
83,350	Alphabet, Inc., Class A	13,823,597
27,065	Meta Platforms, Inc., Class A	15,493,089
		29,316,686
	Pharmaceuticals—4.0%
94,900	Novo Nordisk AS, ADR	11,299,743

	Semiconductors and Semiconductor Equipment—20.3%
70,800	Advanced Micro Devices, Inc.*	11,616,864
12,600	ASML Holding NV, Registered	10,498,950
295,350	NVIDIA Corp.	35,867,304
		57,983,118
	Software—24.7%
11,650	Adobe, Inc.*	6,032,137
23,800	Autodesk, Inc.*	6,556,424
8,000	Cadence Design Systems, Inc.*	2,168,240
56,400	Dynatrace, Inc.*	3,015,708
81,200	Fortinet, Inc.*	6,297,060
17,900	Intuit, Inc.	11,115,900
77,220	Microsoft Corp.	33,227,766

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2024

Shares		Value (Note 1)
	Software (Continued)
4,230	Synopsys, Inc.*	$2,142,030
		70,555,265
	Technology Hardware, Storage & Peripherals—4.8%
58,500	Apple, Inc.	13,630,500

	TOTAL COMMON STOCKS (Cost $163,268,173)	282,979,634

	TOTAL INVESTMENTS, AT VALUE—99.2% (Cost $163,268,173)	282,979,634
	Other Assets in Excess of Liabilities—0.8%	2,370,635
	NET ASSETS—100.0%	$285,350,269

Notes to the Schedule of Investments:

ADR—American Depositary Receipt
* Non-income producing security
Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Shares		Value (Note 1)
	Common Stocks—98.4%

	Aerospace & Defense—2.0%
9,907	BWX Technologies, Inc.	$1,076,891
4,010	Curtiss-Wright Corp.	1,318,047
19,031	Hexcel Corp.	1,176,687
62,770	Kratos Defense & Security Solutions, Inc.*	1,462,541
		5,034,166
	Automobile Components—2.6%
50,133	BorgWarner, Inc.	1,819,327
74,745	Dana, Inc.	789,307
19,833	Modine Manufacturing Co.*	2,633,624
116,572	Stoneridge, Inc.*	1,304,441
		6,546,699
	Banks—4.2%
14,070	Bancorp, Inc.*	752,745
37,561	Citizens Financial Group, Inc.	1,542,630
91,531	First BanCorp	1,937,711
40,139	Hope Bancorp, Inc.	504,146
23,215	Pinnacle Financial Partners, Inc.	2,274,374
17,113	Popular, Inc.	1,715,920
15,984	Wintrust Financial Corp.	1,734,744
		10,462,270
	Biotechnology—5.5%
35,171	Exact Sciences Corp. †, *	2,395,849
37,244	Halozyme Therapeutics, Inc.*	2,131,847
10,265	Incyte Corp.*	678,516
21,551	Insmed, Inc.*	1,573,223
21,503	Natera, Inc.*	2,729,806
5,536	Sarepta Therapeutics, Inc.*	691,391
3,375	United Therapeutics Corp.*	1,209,431
25,569	Vericel Corp.*	1,080,290
17,804	Viking Therapeutics, Inc.*	1,127,171
		13,617,524
	Building Products—3.7%
34,059	AZEK Co., Inc.*	1,593,961
19,625	Builders FirstSource, Inc.*	3,804,502
18,166	Tecnoglass, Inc.†	1,247,278
36,441	Trex Co., Inc.*	2,426,242
		9,071,983
	Capital Markets—1.3%
44,785	Carlyle Group, Inc.	1,928,442
20,928	TPG, Inc.	1,204,616
		3,133,058
	Chemicals—1.8%
14,003	Albemarle Corp.	1,326,224
48,129	Aspen Aerogels, Inc.*	1,332,692

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2024

Shares		Value (Note 1)
	Chemicals (Continued)
28,199	FMC Corp.	$1,859,442
		4,518,358
	Commercial Services & Supplies—0.6%
67,199	ACV Auctions, Inc., Class A*	1,366,156

	Construction and Engineering—3.9%
10,532	AECOM	1,087,639
44,369	Granite Construction, Inc.	3,517,574
27,558	MasTec, Inc.*	3,392,390
5,331	Quanta Services, Inc.	1,589,438
		9,587,041
	Construction Materials—2.7%
12,004	Eagle Materials, Inc.	3,452,950
80,587	Summit Materials, Inc., Class A*	3,145,311
		6,598,261
	Containers and Packaging—0.3%
69,726	Pactiv Evergreen, Inc.	802,546

	Diversified Consumer Services—0.5%
51,871	Perdoceo Education Corp.	1,153,611

	Diversified Telecommunication Services—0.8%
26,519	Cogent Communications Holdings, Inc.	2,013,322

	Electrical Equipment—3.4%
120,495	Array Technologies, Inc.*	795,267
10,999	EnerSys	1,122,448
2,044	Hubbell, Inc.	875,547
22,489	NEXTracker, Inc., Class A*	842,888
10,418	Regal Rexnord Corp.	1,728,138
126,919	Shoals Technologies Group, Inc., Class A*	712,015
23,857	Vertiv Holdings Co., Class A	2,373,533
		8,449,836
	Electronic Equipment, Instruments & Components—5.9%
20,637	Cognex Corp.	835,799
35,325	Coherent Corp.*	3,140,746
5,434	Fabrinet*	1,284,815
90,180	Flex Ltd.*	3,014,717
29,763	Jabil, Inc.	3,566,500
12,041	Rogers Corp.*	1,360,753
21,168	Sanmina Corp.*	1,448,950
		14,652,280
	Financial Services—0.8%
9,183	Euronet Worldwide, Inc.*	911,229
24,776	NMI Holdings, Inc.*	1,020,524
		1,931,753
	Food Products—1.1%
48,285	Darling Ingredients, Inc.*	1,794,271

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2024

Shares		Value (Note 1)
	Food Products (Continued)
13,495	Lamb Weston Holdings, Inc.	$873,666
		2,667,937
	Ground Transportation—2.8%
33,538	Knight-Swift Transportation Holdings, Inc.	1,809,375
61,261	RXO, Inc.*	1,715,308
30,804	XPO, Inc.*	3,311,738
		6,836,421
	Health Care Equipment and Supplies—6.5%
6,055	Align Technology, Inc.*	1,539,908
28,649	Cooper Cos., Inc.*	3,161,131
14,990	Hologic, Inc.*	1,221,085
10,647	Inspire Medical Systems, Inc.*	2,247,049
10,843	Insulet Corp.*	2,523,708
11,853	iRhythm Technologies, Inc.*	879,967
17,526	Lantheus Holdings, Inc.*	1,923,478
32,161	Novocure Ltd.*	502,676
3,325	STERIS PLC	806,446
28,077	Tandem Diabetes Care, Inc.*	1,190,746
		15,996,194
	Health Care REITs—0.6%
7,754	Alexandria Real Estate Equities, Inc.	920,787
24,278	Sila Realty Trust, Inc.	613,991
		1,534,778
	Hotels, Restaurants & Leisure—2.8%
16,473	Boyd Gaming Corp.	1,064,979
74,815	Caesars Entertainment, Inc.*	3,122,778
33,080	Planet Fitness, Inc., Class A*	2,686,758
		6,874,515
	Household Durables—0.7%
14,741	LGI Homes, Inc.*	1,747,103

	Industrial REITs—1.3%
92,536	LXP Industrial Trust	929,987
20,784	Rexford Industrial Realty, Inc.	1,045,643
28,663	STAG Industrial, Inc.	1,120,437
		3,096,067
	Insurance—1.9%
5,579	Everest Group Ltd.	2,186,019
800	Markel Group, Inc.*	1,254,864
24,119	W.R. Berkley Corp.	1,368,271
		4,809,154
	Interactive Media & Services—0.5%
129,214	ZoomInfo Technologies, Inc.*	1,333,488

	IT Services—2.4%
7,748	EPAM Systems, Inc.*	1,542,084
113,203	Grid Dynamics Holdings, Inc.*	1,584,842

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2024

Shares		Value (Note 1)
	IT Services (Continued)
5,898	MongoDB, Inc.*	$1,594,524
15,840	Okta, Inc.*	1,177,546
		5,898,996
	Leisure Products—0.8%
106,856	Mattel, Inc.*	2,035,607

	Life Sciences Tools and Services—2.7%
101,497	Avantor, Inc.*	2,625,727
11,409	Charles River Laboratories International, Inc.*	2,247,231
18,053	Qiagen NV*	822,675
6,896	Revvity, Inc.	880,964
		6,576,597
	Machinery—1.7%
11,237	Helios Technologies, Inc.	536,005
15,422	Stanley Black & Decker, Inc.	1,698,425
83,556	Symbotic, Inc.†, *	2,037,931
		4,272,361
	Marine Transportation—0.9%
18,173	Kirby Corp.*	2,224,920

	Media—1.2%
155,370	Integral Ad Science Holding Corp.*	1,679,550
100,768	Magnite, Inc.*	1,395,637
		3,075,187
	Metals and Mining—4.5%
82,976	ATI, Inc.*	5,551,924
27,478	Carpenter Technology Corp.	4,384,939
71,615	MP Materials Corp.†, *	1,264,005
		11,200,868
	Oil, Gas and Consumable Fuels—2.3%
27,257	Devon Energy Corp.	1,066,294
165,987	Permian Resources Corp.	2,259,083
59,040	SM Energy Co.	2,359,829
		5,685,206
	Passenger Airlines—1.3%
48,797	Alaska Air Group, Inc.*	2,206,112
173,396	Controladora Vuela Cia de Aviacion SAB de CV, ADR†, *	1,097,597
		3,303,709
	Pharmaceuticals—0.9%
19,212	Amphastar Pharmaceuticals, Inc.*	932,359
55,858	Elanco Animal Health, Inc.*	820,554
3,730	Jazz Pharmaceuticals PLC*	415,559
		2,168,472
	Professional Services—3.5%
8,699	Equifax, Inc.	2,556,288
32,544	KBR, Inc.	2,119,591

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2024

Shares		Value (Note 1)
	Professional Services (Continued)
9,169	Paycom Software, Inc.	$1,527,280
240,490	Planet Labs PBC*	536,293
17,301	TransUnion	1,811,415
		8,550,867
	Real Estate Management and Development—0.4%
74,318	DigitalBridge Group, Inc.	1,050,113

	Residential REITs—0.4%
46,520	Independence Realty Trust, Inc.	953,660

	Semiconductors and Semiconductor Equipment—7.7%
372,025	indie Semiconductor, Inc., Class A†, *	1,484,380
31,422	Lattice Semiconductor Corp.*	1,667,565
15,992	MACOM Technology Solutions Holdings, Inc.*	1,779,270
91,819	MaxLinear, Inc.*	1,329,539
11,008	MKS Instruments, Inc.	1,196,680
2,801	Monolithic Power Systems, Inc.	2,589,524
24,747	Qorvo, Inc.*	2,556,365
9,727	SiTime Corp.*	1,668,278
35,506	Ultra Clean Holdings, Inc.*	1,417,755
10,735	Universal Display Corp.	2,253,276
117,147	Wolfspeed, Inc.†, *	1,136,326
		19,078,958
	Software—2.2%
12,825	Guidewire Software, Inc.*	2,346,205
1,913	HubSpot, Inc.*	1,016,951
1,823	Tyler Technologies, Inc.*	1,064,122
12,200	Workiva, Inc.*	965,264
		5,392,542
	Specialty Retail—0.2%
162,022	Leslie's, Inc.*	511,990

	Technology Hardware, Storage & Peripherals—0.7%
33,308	Pure Storage, Inc., Class A*	1,673,394

	Trading Companies and Distributors—6.4%
40,188	Beacon Roofing Supply, Inc.*	3,473,449
47,003	FTAI Aviation Ltd.	6,246,699
18,460	GMS, Inc.*	1,671,922
337,785	MRC Global, Inc.*	4,303,381
		15,695,451
	TOTAL COMMON STOCKS (Cost $175,063,235)	243,183,419

7-Day Yield
Short-Term Investments—1.4%

3,306,113	State Street Navigator Securities Lending Government Money Market Portfolio (Cost $ 3,306,113)††	5.04%	3,306,113

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2024

Value (Note 1)
TOTAL INVESTMENTS, AT VALUE—99.8% (Cost $178,369,347)	$246,489,532
Other Assets in Excess of Liabilities—0.2%	556,917
NET ASSETS—100.0%	$247,046,449

Notes to the Schedule of Investments:

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
* Non-income producing security
† Denotes all or a portion of security on loan. As of September 30, 2024, the market value of the securities on loan was $7,665,315 (Note 1).
†† Represents collateral received from securities lending transactions. Non-cash collateral amounted to $4,717,939.
Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Shares		Value (Note 1)
	Common Stocks—98.0%

	Aerospace & Defense—3.6%
600	Huntington Ingalls Industries, Inc.	$158,628
2,800	L3Harris Technologies, Inc.	666,036
3,600	Lockheed Martin Corp.	2,104,416
19,400	RTX Corp.	2,350,504
3,700	Textron, Inc.	327,746
		5,607,330
	Air Freight and Logistics—0.7%
3,900	FedEx Corp.	1,067,352

	Automobile Components—0.1%
3,400	Gentex Corp.	100,946

	Automobiles—1.0%
63,300	Ford Motor Co.	668,448
18,800	General Motors Co.	842,992
		1,511,440
	Banks—12.7%
106,300	Bank of America Corp.	4,217,984
23,700	Citigroup, Inc.	1,483,620
6,100	Citizens Financial Group, Inc.	250,527
1,700	Commerce Bancshares, Inc.	100,980
700	Cullen/Frost Bankers, Inc.	78,302
1,800	East West Bancorp, Inc.	148,932
7,500	Fifth Third Bancorp	321,300
200	First Citizens BancShares, Inc., Class A	368,190
3,600	First Horizon Corp.	55,908
19,600	Huntington Bancshares, Inc.	288,120
38,400	JPMorgan Chase & Co.	8,097,024
7,300	KeyCorp.	122,275
1,800	M&T Bank Corp.	320,616
5,400	PNC Financial Services Group, Inc.	998,190
12,400	Regions Financial Corp.	289,292
2,300	Webster Financial Corp.	107,203
47,000	Wells Fargo & Co.	2,655,030
		19,903,493
	Beverages—0.2%
100	Coca-Cola Consolidated, Inc.	131,640
600	Constellation Brands, Inc., Class A	154,614
		286,254
	Biotechnology—3.9%
27,800	AbbVie, Inc.	5,489,944
4,200	Gilead Sciences, Inc.	352,128

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Value (Note 1)
	Biotechnology (Continued)
700	United Therapeutics Corp.*	$250,845
		6,092,917
	Broadline Retail—0.3%
7,900	eBay, Inc.	514,369

	Building Products—1.4%
1,300	Allegion PLC	189,462
2,000	Builders FirstSource, Inc.*	387,720
1,800	Fortune Brands Innovations, Inc.	161,154
8,300	Johnson Controls International PLC	644,163
4,300	Masco Corp.	360,942
1,800	Owens Corning	317,736
1,000	UFP Industries, Inc.	131,210
		2,192,387
	Capital Markets—5.3%
1,400	Ameriprise Financial, Inc.	657,734
11,100	Bank of New York Mellon Corp.	797,646
4,900	Carlyle Group, Inc.	210,994
4,500	Goldman Sachs Group, Inc.	2,227,995
3,000	Invesco Ltd.	52,680
2,800	Jefferies Financial Group, Inc.	172,340
1,000	LPL Financial Holdings, Inc.	232,630
22,300	Morgan Stanley	2,324,552
2,700	Northern Trust Corp.	243,081
2,800	Raymond James Financial, Inc.	342,888
5,400	Robinhood Markets, Inc., Class A*	126,468
1,700	SEI Investments Co.	117,623
4,500	State Street Corp.	398,115
1,400	Stifel Financial Corp.	131,460
3,000	T. Rowe Price Group, Inc.	326,790
		8,362,996
	Chemicals—1.2%
1,500	Celanese Corp.	203,940
2,400	CF Industries Holdings, Inc.	205,920
11,100	Dow, Inc.	606,393
1,800	Eastman Chemical Co.	201,510
5,185	LyondellBasell Industries NV, Class A	497,241
1,700	PPG Industries, Inc.	225,182
		1,940,186
	Communications Equipment—1.0%
27,200	Cisco Systems, Inc.	1,447,584
900	F5, Inc.*	198,180
		1,645,764
	Construction Materials—0.1%
500	Eagle Materials, Inc.	143,825

	Consumer Finance—2.7%
3,800	Ally Financial, Inc.	135,242
9,600	American Express Co.	2,603,520

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Value (Note 1)
	Consumer Finance (Continued)
4,800	Capital One Financial Corp.	$718,704
3,800	Discover Financial Services	533,102
5,800	Synchrony Financial	289,304
		4,279,872
	Consumer Staples Distribution & Retail—1.5%
1,000	BJ's Wholesale Club Holdings, Inc.*	82,480
9,200	Kroger Co.	527,160
7,800	Sysco Corp.	608,868
7,300	Target Corp.	1,137,778
		2,356,286
	Containers and Packaging—0.6%
22,700	Amcor PLC	257,191
1,600	Berry Global Group, Inc.	108,768
2,300	Crown Holdings, Inc.	220,524
4,900	Graphic Packaging Holding Co.	144,991
4,400	International Paper Co.†	214,940
		946,414
	Distributors—0.2%
2,200	Genuine Parts Co.	307,296

	Diversified Consumer Services—0.3%
12,700	ADT, Inc.	91,821
2,200	H&R Block, Inc.	139,810
2,900	Service Corp. International	228,897
		460,528
	Diversified Telecommunication Services—3.5%
113,900	AT&T, Inc.	2,505,800
66,500	Verizon Communications, Inc.	2,986,515
		5,492,315
	Electric Utilities—2.4%
12,200	Duke Energy Corp.	1,406,660
4,500	Edison International	391,905
3,700	Evergy, Inc.	229,437
3,200	NRG Energy, Inc.	291,520
3,152	OGE Energy Corp.	129,295
1,749	Pinnacle West Capital Corp.	154,944
11,700	PPL Corp.	387,036
7,800	Southern Co.	703,404
		3,694,201
	Electrical Equipment—0.1%
500	Acuity Brands, Inc.	137,695

	Electronic Equipment, Instruments & Components—0.2%
1,200	Arrow Electronics, Inc.*	159,396

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Value (Note 1)
	Electronic Equipment, Instruments & Components (Continued)
1,300	TD SYNNEX Corp.	$156,104
		315,500
	Energy Equipment and Services—0.3%
11,100	Baker Hughes Co.	401,265

	Entertainment—0.4%
6,100	Walt Disney Co.	586,759

	Financial Services—2.4%
7,700	Apollo Global Management, Inc.	961,807
900	Corpay, Inc.*	281,484
5,700	Equitable Holdings, Inc.	239,571
6,644	Fiserv, Inc.*	1,193,594
14,100	PayPal Holdings, Inc.*	1,100,223
		3,776,679
	Food Products—1.3%
1,300	Bunge Global SA	125,632
4,700	Campbell Soup Co.	229,924
7,500	Conagra Brands, Inc.	243,900
8,300	General Mills, Inc.	612,955
1,900	Hormel Foods Corp.	60,230
1,000	Ingredion, Inc.	137,430
16,300	Kraft Heinz Co.	572,293
		1,982,364
	Ground Transportation—0.8%
30,800	CSX Corp.	1,063,524
200	U-Haul Holding Co.*, †	15,496
3,100	U-Haul Holding Co. NV	223,200
		1,302,220
	Health Care Equipment and Supplies—1.5%
20,200	Medtronic PLC	1,818,606
700	Teleflex, Inc.	173,124
3,200	Zimmer Biomet Holdings, Inc.	345,440
		2,337,170
	Health Care Providers and Services—6.8%
3,862	Cardinal Health, Inc.	426,828
3,200	Cencora, Inc.	720,256
7,200	Centene Corp.*	542,016
4,500	Cigna Group	1,558,980
1,300	DaVita, Inc.*	213,109
4,100	Elevance Health, Inc.	2,132,000
5,500	HCA Healthcare, Inc.	2,235,365
2,000	Henry Schein, Inc.*	145,800
1,600	Labcorp Holdings, Inc.	357,568
2,700	McKesson Corp.	1,334,934
500	Molina Healthcare, Inc.*	172,280
2,300	Quest Diagnostics, Inc.	357,075
1,300	Tenet Healthcare Corp.*	216,060

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Value (Note 1)
	Health Care Providers and Services (Continued)
1,200	Universal Health Services, Inc., Class B	$274,812
		10,687,083
	Hotels, Restaurants & Leisure—0.5%
1,700	Darden Restaurants, Inc.	279,021
2,000	Expedia Group, Inc.*	296,040
5,000	MGM Resorts International*	195,450
		770,511
	Household Durables—2.0%
5,800	DR Horton, Inc.	1,106,466
4,500	Lennar Corp., Class A	843,660
30	NVR, Inc.*	294,354
4,400	PulteGroup, Inc.	631,532
800	Toll Brothers, Inc.	123,592
200	TopBuild Corp.*	81,362
		3,080,966
	Household Products—0.4%
4,600	Kimberly-Clark Corp.	654,488

	Insurance—7.1%
8,700	Aflac, Inc.	972,660
1,100	American Financial Group, Inc.	148,060
8,900	American International Group, Inc.	651,747
4,900	Arch Capital Group Ltd.*	548,212
700	Assurant, Inc.	139,202
5,600	Chubb Ltd.	1,614,984
2,100	Cincinnati Financial Corp.	285,852
100	Everest Group Ltd.	39,183
3,700	Fidelity National Financial, Inc.	229,622
4,500	Hartford Financial Services Group, Inc.	529,245
3,300	Loews Corp.	260,865
150	Markel Group, Inc.*	235,287
11,300	MetLife, Inc.	932,024
3,900	Old Republic International Corp.	138,138
500	Primerica, Inc.	132,575
3,400	Principal Financial Group, Inc.	292,060
3,600	Progressive Corp.	913,536
5,000	Prudential Financial, Inc.	605,500
900	Reinsurance Group of America, Inc.	196,083
5,700	Travelers Cos., Inc.	1,334,484
2,700	Unum Group	160,488
1,400	Willis Towers Watson PLC	412,342
5,275	W.R. Berkley Corp.	299,251
		11,071,400
	Interactive Media & Services—0.0%
1,700	Match Group, Inc.*	64,328

	IT Services—1.8%
7,800	Cognizant Technology Solutions Corp., Class A	602,004

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Value (Note 1)
	IT Services (Continued)
10,400	International Business Machines Corp.	$2,299,232
		2,901,236
	Leisure Products—0.1%
2,200	Hasbro, Inc.	159,104

	Life Sciences Tools and Services—0.1%
400	Bio-Rad Laboratories, Inc., Class A*	133,832

	Machinery—4.4%
1,400	Allison Transmission Holdings, Inc.	134,498
7,700	Caterpillar, Inc.	3,011,624
2,100	Cummins, Inc.	679,959
3,700	Deere & Co.	1,544,121
1,800	Dover Corp.	345,132
700	Middleby Corp.*	97,391
1,000	Oshkosh Corp.	100,210
8,222	PACCAR, Inc.	811,347
800	Snap-on, Inc.	231,768
		6,956,050
	Media—2.0%
58,000	Comcast Corp., Class A	2,422,660
5,300	Fox Corp., Class A	224,349
5,900	Interpublic Group of Cos., Inc.	186,617
3,400	Omnicom Group, Inc.	351,526
		3,185,152
	Metals and Mining—0.9%
700	Commercial Metals Co.	38,472
5,000	Nucor Corp.	751,700
1,000	Reliance, Inc.	289,210
3,300	Steel Dynamics, Inc.	416,064
		1,495,446
	Multi-Utilities—1.9%
5,500	Consolidated Edison, Inc.	572,715
13,200	Dominion Energy, Inc.	762,828
8,300	Public Service Enterprise Group, Inc.	740,443
8,300	Sempra	694,129
2,100	WEC Energy Group, Inc.	201,978
		2,972,093
	Oil, Gas and Consumable Fuels—7.0%
7,100	Antero Midstream Corp.	106,855
3,700	Cheniere Energy, Inc.	665,408
22,969	Chevron Corp.	3,382,645
16,300	ConocoPhillips	1,716,064
9,300	Devon Energy Corp.	363,816
700	DT Midstream, Inc.	55,062
9,200	EOG Resources, Inc.	1,130,956
35,000	Kinder Morgan, Inc.	773,150
9,035	Marathon Oil Corp.	240,602
5,600	Marathon Petroleum Corp.	912,296

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Value (Note 1)
	Oil, Gas and Consumable Fuels (Continued)
6,700	Phillips 66	$880,715
5,100	Valero Energy Corp.	688,653
		10,916,222
	Passenger Airlines—0.5%
10,100	Delta Air Lines, Inc.	512,979
5,200	United Airlines Holdings, Inc.*	296,712
		809,691
	Pharmaceuticals—4.1%
26,700	Johnson & Johnson	4,327,002
17,100	Merck & Co., Inc.	1,941,876
18,800	Viatris, Inc.	218,268
		6,487,146
	Professional Services—0.3%
200	CACI International, Inc., Class A*	100,912
2,099	Leidos Holdings, Inc.	342,137
600	Science Applications International Corp.	83,562
		526,611
	Semiconductors and Semiconductor Equipment—0.3%
3,300	Amkor Technology, Inc.	100,980
2,900	ON Semiconductor Corp.*	210,569
2,200	Skyworks Solutions, Inc.	217,294
		528,843
	Software—0.2%
9,800	Gen Digital, Inc.	268,814

	Specialty Retail—3.4%
1,300	AutoNation, Inc.*	232,596
200	AutoZone, Inc.*	630,008
3,400	Best Buy Co., Inc.	351,220
2,400	CarMax, Inc.*	185,712
500	Dick's Sporting Goods, Inc.	104,350
200	Lithia Motors, Inc.	63,528
11,800	Lowe's Cos., Inc.	3,196,030
300	Murphy USA, Inc.	147,861
1,000	Penske Automotive Group, Inc.	162,420
1,800	Williams-Sonoma, Inc.	278,856
		5,352,581
	Technology Hardware, Storage & Peripherals—0.7%
21,000	Hewlett Packard Enterprise Co.	429,660
20,800	HP, Inc.	746,096
		1,175,756
	Textiles, Apparel and Luxury Goods—0.4%
900	Crocs, Inc.*	130,329
649	Ralph Lauren Corp.	125,822
2,100	Skechers USA, Inc., Class A*	140,532

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Value (Note 1)
	Textiles, Apparel and Luxury Goods (Continued)
3,700	Tapestry, Inc.	$173,826
		570,509
	Tobacco—2.8%
27,100	Altria Group, Inc.	1,383,184
24,400	Philip Morris International, Inc.	2,962,160
		4,345,344
	Trading Companies and Distributors—0.6%
1,000	United Rentals, Inc.	809,730
800	WESCO International, Inc.	134,384
		944,114

	TOTAL COMMON STOCKS (Cost $114,380,741)	153,803,143

	Exchange-Traded Fund—1.5%
12,800	iShares Russell 1000 Value ETF (Cost $2,292,831)	2,429,440

	TOTAL INVESTMENTS, AT VALUE—99.5% (Cost $116,673,572)††	156,232,583
	Other Assets in Excess of Liabilities—0.5%	708,746
	NET ASSETS—100.0%	$156,941,329

Notes to the Schedule of Investments:

*	Non-income producing security
†	Denotes all or a portion of security on loan. As of September 30, 2024, the market value of the securities on loan was $196,649 (Note 1).
††	Non-cash collateral amounted to $201,258.
Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

M Fund, Inc. (the "Corporation") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of September 30, 2024, the Corporation consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each singularly a “Fund” or collectively the “Funds”), each of which is a separate mutual fund.

1.	Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies and are consistently followed by the Funds in the preparation of their Schedules of Investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange (other than the National Association of Securities Dealers Automated Quotation System “NASDAQ”) are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange (other than NASDAQ) are valued at the most recent bid price. Equity securities and other similar investments traded on NASDAQ are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 0.5%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund’s NAV. Over-the-counter securities are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors (excluding debt securities with a remaining maturity of sixty days or less). Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the fair value hierarchy.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 — quoted prices in active markets for identical investments;

●	Level 2 — quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended September 30, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of September 30, 2024, the M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund, had (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2024 in valuing the M International Equity Fund investments:

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$12,299,370	$—	$—	$12,299,370
Austria	994,950	—	—	994,950
Belgium	1,814,796	119,723	—	1,934,519
Canada	20,121,669	62	—	20,121,731
Denmark	5,785,030	—	—	5,785,030
Finland	2,672,083	—	—	2,672,083
France	14,694,051	—	—	14,694,051
Germany	11,745,517	—	—	11,745,517
Hong Kong	3,217,206	463	—	3,217,669
Ireland	625,480	—	—	625,480
Israel	1,651,210	—	—	1,651,210
Italy	5,399,149	—	—	5,399,149
Japan	39,164,914	—	—	39,164,914
Netherlands	6,542,683	—	—	6,542,683
New Zealand	626,597	—	—	626,597
Norway	1,894,756	—	—	1,894,756
Portugal	422,448	—	—	422,448
Singapore	1,782,467	—	—	1,782,467
Spain	4,460,377	—	—	4,460,377
Sweden	5,654,330	—	—	5,654,330
Switzerland	15,138,740	—	—	15,138,740
United Kingdom	23,483,007	59,288	—	23,542,295
United States	142,949	—	—	142,949
Total Common Stocks	180,333,779	179,536	—	180,513,315
Affiliated Investment Company
United States	84,339,832	—	—	84,339,832
Warrants
Canada	—	—	—	—
Preferred Stocks
Germany	751,492	—	—	751,492
Italy	9,278	—	—	9,278
Total Preferred Stock	760,770	—	—	760,770
Short-Term Investments	—	4,289,947	—	4,289,947
Total Investments, at Value	265,434,381	4,469,483	—	269,903,864
Total	$265,434,381	$4,469,483	$—	$269,903,864

At September 30, 2024, Level 2 Common Stocks were priced based on a fair value determination by the Valuation Committee.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value for the M International Equity Fund:

Investments in Securities	Balance as of December 31, 2023	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3*	Transfers out of Level 3	Balance as of September 30, 2024	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 9/30/24 for the period ended 9/30/2024
Common Stocks	$39	$-	$-	$-	$(39)	$-	$-	$-	$-
Rights	-	-	-	-	-	-	-	-	-
Total	$39	$-	$-	$-	$(39)	$-	$-	$-	$-

* The Fund(s) recognize transfers between the levels as of the beginning of the period.

The M International Equity Fund did not have any significant transfers in and out of Level 1, Level 2 or Level 3 of the fair value hierarchy during the period ended September 30, 2024.

Securities Lending

The Funds participate in a securities lending program under the terms of a Securities Lending Agency Agreement with State Street Bank and Trust Company, which serves as the Funds’ securities lending agent. Each Fund may loan its portfolio securities in an amount up to 33 1/3 of its total assets. The Funds receive cash (U.S. currency) and non-cash (U.S. Treasuries and Agencies) as collateral against the loaned securities. Cash collateral is invested by the securities lending agent in a money market mutual fund that meets the quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102% or 105% of market value. There is a day lag in receiving the mark, which may at times result in a collateral percentage above or below 102% or 105%.

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. If the borrower fails to return loaned securities and collateral is insufficient to cover the value of loaned securities (provided that the insufficiency is not due to investment losses), the securities lending agent has agreed, at its option, to pay the amount of any shortfall in collateral to the Funds; or to replace the securities. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of collateral, less negotiated rebate fees paid to the borrower through the securities lending agent, is the source of the Fund’s securities lending income, 75% of which is paid to the Fund, 25% of which is paid to the custodian as securities lending agent, beginning February 1, 2024. From January 1, 2024 through January 31, 2024, 70% was paid to the Fund and 30% was paid to the custodian as securities lending agent.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

As of September 30, 2024, the value of the securities on loan and the value of the related collateral were as follows:

	Value of Securities Loaned with Cash Collateral	Value of Cash Collateral	Value of Securities Loaned with Non-Cash Collateral	Value of Non-Cash Collateral
M International Equity Fund	$4,038,347	$4,289,947	$10,407,264	$10,941,833
M Capital Appreciation Fund	3,065,969	3,306,113	4,599,346	4,717,939
M Large Cap Value Fund	—	—	196,649	201,258

2.	Tax Information

As of September 30, 2024, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation
M International Equity Fund	$223,225,657	$55,578,457	$(8,900,250)	$46,678,207
M Large Cap Growth Fund	163,337,839	121,654,137	(2,012,342)	119,641,795
M Capital Appreciation Fund	182,158,093	81,302,575	(16,971,136)	64,331,439
M Large Cap Value Fund	116,984,076	40,059,363	(810,856)	39,248,507

The Funds did not have any unrecognized tax benefits as of September 30, 2024, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense. During the period ended September 30, 2024, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2021 through December 2023. No examination of any of the Funds' tax filings is currently in progress.